UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT | APRIL 30, 2012

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ South Korea Small Cap ETF (SKOR)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ US Real Estate Small Cap ETF (ROOF)
IQ Emerging Markets Mid Cap ETF (EMER)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

4

Shareholder Letter (unaudited)

Dear Shareholder:

For the twelve months ended April 30, 2012, there was a large divergence in performance between “risky” assets and those assets generally deemed to be “safe havens.” Leading the way on the positive side were long dated U.S. Treasury bonds that, despite a ratings downgrade by Standard and Poor’s in August, managed to attract significant investor assets looking for safety from the problems plaguing sovereign debt in peripheral Europe. The steady decline in U.S. interest rates and the commitment by the U.S. Federal Reserve to keep short term rates low into 2014 provided a tailwind for virtually all U.S. fixed income asset classes including corporate bonds, both investment grade and high yield. Also benefitting from the flight to quality trend were large cap U.S. equities, with small cap equities not doing as well. The ongoing search for yield in the very low interest environment also drove U.S. REITs higher.

Not surprisingly, non-U.S. assets did not fare as well during this time period. International equities (both developed and emerging markets) posted double digit losses as did economically sensitive commodities such as energy and industrial metals. The Euro was down sharply as debt issues in Greece dominated the headlines and caused some to question the viability of the single currency in its current form.

Investors have recognized that having a well-diversified portfolio is critical to a better long-term investment strategy. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

In order to expand its product line further and offer new and unique solutions to investors, IndexIQ launched three new funds since the end of our last fiscal year end (April 30, 2011). One such fund is the IQ Global Oil Small Cap ETF (ticker IOIL), the first ETF focused exclusively on small cap oil companies, located both in the U.S. and in other developed markets. Another example is the IQ U.S. Small Cap REIT ETF (ticker ROOF), the first ETF focused exclusively on small cap real estate companies. Finally, we launched the IQ Emerging Markets Mid Cap ETF (EMER), the first ETF focused exclusively on mid cap emerging markets companies.

We at IndexIQ call ourselves “The alternative to alternatives” because, despite the attractive features of alternative assets, for the most part, these strategies have not been available to the majority of investors in a liquid and transparent manner. We believe that our solutions bridge this gap by giving investors the alternative asset performance characteristics they are looking for, but in a more liquid and transparent (daily holdings are published) manner relative to typical alternative asset strategies.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
5

Management’s Discussion of Fund Performance (unaudited)

IQ Hedge Multi-Strategy Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned 0.65% versus –4.80% and 4.76% for the HFRI Fund of Funds Composite Index and Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to the corporate bond market (high yield and investment grade), the U.S. large cap equity market and certain foreign currencies. The Fund also benefitted from positions in U.S. Short Term Treasury Bonds as interest rates remained at historical lows.

The primary drivers of negative performance were the Fund’s long and short exposures to international emerging equities, short exposure to real estate, and long exposure to commodities.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Multi-Strategy Tracker ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Multi-Strategy Tracker ETF Market Price[2]	0.68%	4.54%	14.78%
IQ Hedge Multi-Strategy Tracker ETF NAV	0.65%	4.56%	14.84%
IQ Hedge Multi-Strategy Index	0.89%	5.03%	16.45%
HFRI Fund of Funds Composite Index	–4.80%	4.38%[3]	14.12%[3]
S&P 500 Index	4.76%	21.12%	81.17%

1	Fund Inception Date: 3/24/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 3/31/2009 to 4/30/2012.
6

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/24/2009) to the first day of secondary market trading in shares of the Fund (3/25/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.75%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index (“HFRI FoF Composite Index”) is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

7

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Macro Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Macro Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned –2.61% versus –4.80% and –4.07% for the HFRI Fund of Funds Composite Index and the MSCI World Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to investment grade corporate bonds, U.S. Short Term Treasury Bonds, and the Yen. The Fund also benefitted from short positions in the Euro as economic conditions throughout Europe continued to deteriorate.

The primary driver of negative performance was the Fund’s exposure to emerging markets equity.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Macro Tracker ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Macro Tracker ETF Market Price[2]	–2.89%	3.93%	11.79%
IQ Hedge Macro Tracker ETF NAV	–2.61%	3.96%	11.88%
IQ Hedge Macro Index	–2.08%	4.30%	12.95%
HFRI Fund of Funds Composite Index	–4.80%	3.10%[3]	9.30%[3]
MSCI World Index	–4.07%	12.86%	41.93%

1	Fund Inception Date: 6/08/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 5/31/2009 to 4/30/2012.
8

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/8/2009) to the first day of secondary market trading in shares of the Fund (6/9/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.75%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index (“HFRI FoF Composite Index”) is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

9

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Real Return ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Real Return Index, which seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned 2.56% versus 0.14% for the Barclays Capital Short Term Treasury Bond Index.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to gold, long term bonds and U.S. and international equity markets. The Fund also benefitted from positions in short term bonds generally, although the continued low yields on short term U.S. Treasury bonds inhibited the performance of the Fund.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Real Return ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Real Return ETF Market Price[2]	2.83%	2.09%	5.32%
IQ Real Return ETF NAV	2.56%	2.02%	5.16%
IQ Real Return Index	3.11%	2.61%	6.69%
Barclays Capital Short Term Treasury Bond Index	0.14%	0.23%	0.57%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
10

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.48%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Barclays Capital U.S. Short Treasury Bond Index (the “Barclays Capital Short Term Treasury Bond Index”) measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates.

11

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Resources ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Resources Index, which seeks to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned –11.30% versus –4.07% and –19.42% for the MSCI World Index and the Dow Jones – UBS Commodity Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in equities, to the Grains, Food and Fiber segment and negative exposure as a market hedge to international equity markets.

The primary drivers of negative performance were the Fund’s exposure to the Industrial Metals, Timber and Coal segments.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Resources ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Resources ETF Market Price[2]	–11.53%	7.27%	19.25%
IQ Global Resources ETF NAV	–11.30%	7.32%	19.40%
IQ Global Resources Index	–10.65%	8.39%	22.43%
MSCI World Index	–4.07%	8.02%	21.38%
Dow Jones-UBS Commodity Index	–19.42%	1.88%	4.79%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
12

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.75%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

As the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and generally will fluctuate more widely than that of a fund which invests in a broad range of industries. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information, less economic, political and social stability, or other factors. The Fund is exposed to mid and small capitalization companies risk. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Since the Fund may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. that the U.S. dollar will decline in value relative to the currency being hedged. The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

13

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Merger Arbitrage ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Merger Arbitrage Index, which seeks to identify investment opportunities in the acquisition and merger market segment globally.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned 2.16% versus –4.07% and 4.76% for the MSCI World Index and the S&P 500 Index, respectively.

The principal positive contributors to Fund performance for the period were the Fund’s positions in Medco Health Solutions (MHS), El Paso Corp. (EP), Pharmasset (VRUS), Cove Energy PLC (COV LN) and Transatlantic Holdings (TRH).

The primary drivers of negative performance were the Fund’s positions in NYSE Euronext (NYX), MAN SE (MAN GY), and Valero Energy Corp. (VLO).

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Merger Arbitrage ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Merger Arbitrage ETF Market Price[2]	2.09%	2.02%	5.03%
IQ Merger Arbitrage ETF NAV	2.16%	2.19%	5.46%
IQ Merger Arbitrage Index	2.88%	2.88%	7.21%
MSCI World Index	–4.07%	6.80%	17.51%
S&P 500 Index	4.76%	12.15%	32.47%

1	Fund Inception Date: 11/16/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
14

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (11/16/2009) to the first day of secondary market trading in shares of the Fund (11/17/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.75%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated, which may negatively impact the Fund’s returns. The Fund’s investment strategy may result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns. The Fund is susceptible to foreign securities risk –since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets, including currency transaction risk. Diversification does not eliminate the risk of experiencing investment losses. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also more vulnerable than those of larger capitalization companies to adverse economic developments.

The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

15

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Australia Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Australia Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap Australian companies.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned –15.08% versus –12.38% for the MSCI EAFE Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Food, Drug Retailing and Pharmaceuticals, and Biotechnology sectors. The Fund also benefitted from positions in Utilities and Services as well as Energy.

The primary driver of negative performance was the Fund’s allocation to Materials.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Australia Small Cap ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Australia Small Cap ETF Market Price[2]	–15.76%	3.20%	6.86%
IQ Australia Small Cap ETF NAV	–15.08%	3.20%	6.87%
IQ Australia Small Cap Index	–14.84%	4.02%	8.66%
MSCI EAFE Index	–12.38%	1.96%	4.18%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
16

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.69%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Australia, the value of its shares will be affected by factors specific to Australia and may fluctuate more widely than that of a fund which invests in a more diversified manner. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy. The Australian economy is heavily dependent upon trading with its key partners, including the U.S., Asia and Europe. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

17

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Canada Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Canada Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap Canadian companies.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned –25.24% versus –12.38% for the MSCI EAFE Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Food and Drug, Retailing and Utilities sectors. The Fund also benefitted from positions in Health Care Equipment and Services as well as Telecommunication Services.

The primary driver of negative performance was the Fund’s allocation to Materials.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Canada Small Cap ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Canada Small Cap ETF Market Price[2]	–25.79%	3.23%	6.93%
IQ Canada Small Cap ETF NAV	–25.24%	3.49%	7.50%
IQ Canada Small Cap Index	–24.76%	4.28%	9.24%
MSCI EAFE Index	–12.38%	1.96%	4.18%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
18

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.69%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Canada, the value of its shares will be affected by factors specific to Canada and may fluctuate more widely than that of a fund which invests in a broad range of countries. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

19

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ South Korea Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ South Korea Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap South Korean companies.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned –22.87% versus –15.33% for the MSCI Emerging Markets Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Hotel Restaurant and Leisure, Health Care Equipment and Services, and Media industries. The Fund also benefitted from positions in Commercial Services and Supplies.

The primary drivers of negative performance were the Fund’s allocations to Capital Goods and Technology Hardware and Equipment stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ South Korea Small Cap ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ South Korea Small Cap ETF Market Price[2]	–24.18%	–0.80%	–1.64%
IQ South Korea Small Cap ETF NAV	–22.87%	–0.03%	–0.06%
IQ South Korea Small Cap Index	–22.39%	1.59%	3.28%
MSCI Emerging Markets Index	–15.33%	0.83%	1.70%

1	Fund Inception Date: 4/13/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
20

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (4/13/2010) to the first day of secondary market trading in shares of the Fund (4/14/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.79%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

As the Fund’s investments are concentrated in South Korea, the value of its shares will be affected by factors specific to South Korea and may fluctuate more widely than that of a fund which invests in a broad range of countries and in developed markets. Investments in South Korea can be impacted by several factors, including a natural disaster in South Korea, a reduction in trading activity with its key trading partners, labor-related issues (South Korea’s economic growth potential is susceptible to problems from large scale emigration, rigid labor regulations and ongoing labor relations issues, and the average age of South Korea’s workforce is rapidly increasing), and security issues, as any outbreak of hostilities between North and South Korea could have a severe adverse effect on the South Korean economy and its securities markets. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

21

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Agribusiness Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index. The IQ Global Agribusiness Small Cap Index is float-adjusted market cap-weighted and includes global small cap companies engaged in the agribusiness sector, including crop production and farming, livestock operations, agricultural machinery, agricultural supplies and logistics, agricultural chemicals, and biofuels.

For the 12-month period ended April 30, 2012, the Fund (NAV) returned –8.64%.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Agricultural Supplies and Logistics and Agricultural Machinery sectors.

The primary drivers of negative performance were the Fund’s allocations to Crop Production and Farming and Livestock Operations stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Agribusiness Small Cap ETF
(as of April 30, 2012)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Agribusiness Small Cap ETF Market Price[2]	–9.76%	–1.85%	–2.05%
IQ Global Agribusiness Small Cap ETF NAV	–8.64%	–1.24%	–1.38%
IQ Global Agribusiness Small Cap Index	–8.14%	–1.44%	–1.60%

1	Fund Inception Date: 3/21/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
22

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/21/2011) to the first day of secondary market trading in shares of the Fund (3/22/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.75%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

As the Fund’s investments are concentrated in the Agribusiness sector, adverse weather conditions, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

23

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Oil Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Oil Small Cap Index. The IQ Global Oil Small Cap Index is float-adjusted market cap-weighted and includes global small cap companies engaged primarily in the oil sector, including exploration and production, refining and marketing, and equipment, services and drilling.

For the period since Fund (NAV) inception (May 4, 2011) through April 30, 2012, the Fund (NAV) returned –9.40%.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Equipment, Services and Drilling sector.

The primary drivers of negative performance were the Fund’s allocations to Exploration and Production stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Oil Small Cap ETF
(as of April 30, 2012)

Since Inception[1]
Cumulative
IQ Global Oil Small Cap ETF Market Price[2]	–9.70%
IQ Global Oil Small Cap ETF NAV	–9.40%
IQ Global Oil Small Cap Index	–8.66%

1	Fund Inception Date: 5/4/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
24

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (5/4/2011) to the first day of secondary market trading in shares of the Fund (5/5/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.75%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

As the Fund’s investments are concentrated in the Oil sector, the uncertainty and risks associated with oil exploration, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

25

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ US Real Estate Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ U.S. Real Estate Small Cap Index. The IQ U.S. Real Estate Small Cap Index is float-adjusted market cap-weighted and includes U.S. small cap companies engaged primarily in the real estate sector, including Real Estate Investment Trusts (“REITs”) or real estate holding companies.

For the period since Fund (NAV) inception (June 13, 2011) through April 30, 2012, the Fund (NAV) returned 6.05% versus 13.77% for the Dow Jones U.S. Real Estate Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Mortgage REIT and Office and Residential REIT sectors. The Fund also benefitted from positions in Specialized REITs.

The primary driver of negative performance was the Fund’s allocation to Diversified REITs.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ US Real Estate Small Cap ETF
(as of April 30, 2012)

Since Inception[1]
Cumulative
IQ US Real Estate Small Cap ETF Market Price[2]	4.24%
IQ US Real Estate Small Cap ETF NAV	6.05%
IQ US Real Estate Small Cap Index	6.74%
Dow Jones U.S. Real Estate Index	13.77%

1	Fund Inception Date: 6/13/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
26

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/13/2011) to the first day of secondary market trading in shares of the Fund (6/14/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.69%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Dow Jones U.S. Real Estate Index measures the stock performance of REITs and real estate operating companies in the U.S.

As the Fund’s investments are concentrated in the real estate sector, it is exposed to concentration risk, interest rate risk, leverage risk, property risk and management risk. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies. The Fund is non-diversified and is susceptible to greater losses if a single portfolio investment declines than would a diversified fund. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

27

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Emerging Markets Mid Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Emerging Markets Mid Cap Index. The IQ Emerging Markets Mid Cap Index is a modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the emerging markets. The emerging markets generally include less developed markets in the Americas, Europe, Asia, and Africa/Middle East.

For the period since Fund (NAV) inception (July 12, 2011) through April 30, 2012, the Fund (NAV) returned –13.74% versus –11.39% for the MSCI Emerging Markets Index.

The principal positive contributor to Fund performance for the period was the Fund’s allocation to equities in the Utility sector.

The primary drivers of negative performance were the Fund’s allocations to Financial and Capital Goods stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2012)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Emerging Markets Mid Cap ETF
(as of April 30, 2012)

Since Inception[1]
Cumulative
IQ Emerging Markets Mid Cap ETF Market Price[2]	–13.76%
IQ Emerging Markets Mid Cap ETF NAV	–13.74%
IQ Emerging Markets Mid Cap Index	–12.78%
MSCI Emerging Markets Index	–11.39%

1	Fund Inception Date: 7/12/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
28

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (7/12/2011) to the first day of secondary market trading in shares of the Fund (7/13/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.76%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

As the Fund’s investments are concentrated in emerging markets, the value of its shares will be subject to a greater risk of loss than investments in developed markets. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund invests in the securities of mid capitalization companies, the value of which generally are more volatile than those of larger companies. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is new and has limited operating history. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund does not represent a complete investment program. The Fund is non-diversified and is susceptible to greater losses if a single portfolio investment declines than would a diversified fund.

29

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 11/1/11 to 4/30/12” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 4/30/12	Annualized Expense Ratios for the Period 11/1/11 to 4/30/2012	Expenses Paid for Period 11/1/11 to 4/30/2012*
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,014.10	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,014.38	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
IQ Real Return ETF
Actual	$1,000.00	$1,012.53	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.48%	$2.41
IQ Global Resources ETF
Actual	$1,000.00	$982.99	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,049.19	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
IQ Australia Small Cap ETF
Actual	$1,000.00	$1,008.59	0.69%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	0.69%	$3.47
IQ Canada Small Cap ETF
Actual	$1,000.00	$949.35	0.69%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	0.69%	$3.47
IQ South Korea Small Cap ETF
Actual	$1,000.00	$841.23	0.79%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	0.79%	$3.97
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,053.88	0.75%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
IQ Global Oil Small Cap ETF[1]
Actual	$1,000.00	$1,061.81	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
IQ US Real Estate Small Cap ETF[2]
Actual	$1,000.00	$1,170.63	0.69%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	0.69%	$3.47
IQ Emerging Markets Mid Cap ETF[3]
Actual	$1,000.00	$1,032.04	0.76%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.76%	$3.82

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).
1	IQ Global Oil Small Cap ETF commenced operations on May 4, 2011.
2	IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011.
3	IQ Emerging Markets Mid Cap ETF commenced operations on July 12, 2011.
31

Portfolio Summaries (unaudited)
April 30, 2012

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF Net Assets ($ mil): $196.4
Investments	% of Net Assets
Money Market Funds	25.8%
Corporate Bond Funds	18.8
Aggregate Bond Funds	14.8
Short-Term Treasury Bond Funds	15.6
Equity Funds	10.6
U.S. Small Cap Equity Fund	7.3
Currency Harvest Fund	6.7
High Yield Corporate Bond Funds	3.4
Real Estate Fund	2.8
Asset Allocation Fund	2.2
Commodity Funds	1.4
Total Investments	109.4
Liabilities in Excess of Other Assets	(9.4)
Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $50.5
% of
Investments	Net Assets
Corporate Bond Funds	40.2%
Money Market Funds	17.7
Short-Term Treasury Bond Funds	16.1
Emerging Equity Funds	14.6
International Bond Funds	7.6
Commodity Funds	5.9
Currency Harvest Fund	5.9
Asset Allocation Funds	4.7
Total Investments	112.7
Liabilities in Excess of Other Assets	(12.7)
Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $27.5
% of
Investments	Net Assets
Short-Term Treasury Bond Funds	69.8%
Money Market Funds	11.8
Long-Term Bond Fund	10.4
Commodity Funds	8.3
U.S. Large Cap Equity Funds	7.0
U.S. Small Cap Equity Fund	2.8
Currency Harvest Fund	1.7
Total Investments	111.8
Liabilities in Excess of Other Assets	(11.8)
Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $68.0
% of
Investments	Net Assets
Grains, Food & Fiber	20.4%
Coal	17.1
Precious Metals	15.8
Industrial Metals	15.3
Money Market Funds	12.9
Timber	10.9
Water	3.7
Energy	3.7
Livestock	2.3
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $26.0
% of
Investments	Net Assets
Money Market Funds	22.3%
Materials	11.0
Energy	10.9
Industrials	9.8
Information Technology	9.0
Oil, Gas & Consumable Fuels	8.4
Consumer Staples	6.0
Air Freight & Logistics	4.1
Financials	3.6
Chemicals	3.5
Diversified Telecommunication Services	2.8
Electrical Equipment	1.9
Software	1.9
Pharmaceuticals	1.7
Media	1.5
Personal Products	1.1
Multi-Utilities	1.0
Specialty Retail	0.9
Insurance	0.3
Total Investments	101.7
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

32

Portfolio Summaries (unaudited) (continued)
April 30, 2012

IQ Australia Small Cap ETF
Net Assets ($ mil): $16.3
% of
Investments	Net Assets
Materials	29.5%
Industrials	25.9
Consumer Discretionary	16.0
Energy	10.6
Money Market Fund	9.2
Health Care	6.6
Financials	4.2
Consumer Staples	3.3
Information Technology	2.1
Utilities	1.2
Telecommunication Services	0.6
Total Investments	109.2
Liabilities in Excess of Other Assets	(9.2)
Net Assets	100.0%

IQ Canada Small Cap ETF
Net Assets ($ mil): $31.4
% of
Investments	Net Assets
Materials	39.3%
Energy	28.0
Money Market Fund	18.0
Financials	9.4
Industrials	9.4
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	2.8
Consumer Discretionary	1.8
Utilities	1.8
Consumer Staples	1.5
Health Care	0.9
Information Technology	0.7
Telecommunication Services	0.7
Total Investments	117.3
Liabilities in Excess of Other Assets	(17.3)
Net Assets	100.0%

IQ South Korea Small Cap ETF
Net Assets ($ mil): $7.3
% of
Investments	Net Assets
Information Technology	32.6%
Consumer Discretionary	23.8
Materials	11.8
Financials	10.3
Industrials	9.4
Health Care	8.7
Consumer Staples	2.4
Money Market Fund	0.0 *
Total Investments	99.0
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

* Less than 0.05%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $39.7
% of
Investments	Net Assets
Crop Production and Farming	40.1%
Livestock Operations	21.8
Agricultural Supplies and Logistics	12.3
Biofuels	9.4
Agricultural Chemicals	9.4
Agricultural Machinery	6.4
Money Market Funds	2.7
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

IQ Global Oil Small Cap ETF
Net Assets ($ mil): $2.6
% of
Investments	Net Assets
Refining & Marketing	35.0%
Exploration & Production	34.6
Equipment, Services & Drilling	28.8
Money Market Funds	13.1
Total Investments	111.5
Liabilities in Excess of Other Assets	(11.5)
Net Assets	100.0%

33

Portfolio Summaries (unaudited) (continued)
April 30, 2012

IQ US Real Estate Small Cap ETF
Net Assets ($ mil): $32.7
% of
Investments	Net Assets
Mortgage REITs	27.0%
Office REITs	17.9
Retail REITs	14.3
Specialized REITs	14.0
Hotel REITs	12.7
Diversified REITs	8.8
Residential REITs	5.1
Money Market Funds	4.2
Total Investments	104.0
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

IQ Emerging Markets Mid Cap ETF
Net Assets ($ mil): $1.7
% of
Investments	Net Assets
Financials	21.0%
Industrials	19.6
Materials	15.5
Consumer Discretionary	15.4
Information Technology	8.5
Consumer Staples	5.9
Utilities	3.5
Health Care	2.9
Transportation	1.3
Telecommunications Services	1.2
Technology	1.1
Energy	0.7
Communications	0.5
Money Market Fund	0.5
Total Investments	97.6
Other Assets in Excess of Liabilities	2.4
Net Assets	100.0%

34

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
April 30, 2012

	Shares	Value
Investment Companies — 83.6%
Aggregate Bond Funds — 14.8%
iShares Barclays Aggregate Bond Fund	127,621	$14,113,606
SPDR Barclays Capital Aggregate
Bond ETF(a)	5,032	293,366
Vanguard Total Bond Market ETF	174,245	14,622,640
Total Aggregate Bond Funds		29,029,612

Asset Allocation Fund — 2.2%
CurrencyShares Japanese Yen Trust(a)*	34,771	4,282,396

Commodity Funds — 1.4%
iShares Silver Trust*	20,452	615,810
PowerShares DB Gold Fund*	22,784	1,314,409
PowerShares DB Commodity Index
Tracking Fund*	30,241	859,147
Total Commodity Funds		2,789,366

Corporate Bond Funds — 18.8%
iShares Barclays Credit Bond Fund(a)	18,565	2,050,318
iShares iBoxx $ Investment Grade
Corporate Bond Fund	299,118	34,841,265
Total Corporate Bond Funds		36,891,583

Currency Harvest Fund — 6.7%
PowerShares DB G10 Currency
Harvest Fund*	528,701	13,111,785

Equity Funds — 10.6%
iShares MSCI EAFE Index Fund	202,069	10,861,209
SPDR S&P 500 ETF Trust(a)	54,874	7,669,739
Vanguard MSCI EAFE ETF	69,445	2,306,963
Total Equity Funds		20,837,911

High Yield Corporate Bond Funds — 3.4%
iShares iBoxx $ High Yield Corporate
Bond Fund	40,223	3,668,338
SPDR Barclays Capital High Yield
Bond ETF	76,085	3,022,857
Total High Yield Corporate Bond Funds		6,691,195

Real Estate Fund — 2.8%
SPDR Dow Jones International
Real Estate ETF(a)	147,948	5,533,255

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds — 15.6%
iShares Barclays 1-3 Year Treasury
Bond Fund(a)	173,609	$14,663,016
iShares Barclays Short Treasury
Bond Fund	31,159	3,433,410
SPDR Barclays Capital 1-3 Month
T-Bill ETF	30,298	1,388,557
Vanguard Short-Term Bond ETF	136,544	11,086,008
Total Short-Term Treasury Bond Funds		30,570,991

U.S. Small Cap Equity Fund — 7.3%
iShares Russell 2000 Index Fund(a)	176,502	14,372,558

Total Investment Companies — 83.6%
(Cost $161,579,025)		164,110,652

Short-Term Investment — 13.6%
Money Market Fund — 13.6%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $26,823,554)	26,823,554	26,823,554

Investment of Cash Collateral For
Securities Loaned — 12.2%
Money Market Fund — 12.2%
BNY Mellon Overnight Government Fund
(Cost $23,898,639)	23,898,639	23,898,639

Total Investments — 109.4%
(Cost $212,301,218)		$214,832,845
Liabilities in Excess of Other
Assets — (9.4)%(c)		(18,417,437)
Net Assets — 100.0%		$196,415,408

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $23,293,149; cash collateral of $23,898,639 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on swap and futures contracts.

ETF — Exchange Traded Fund

See notes to financial statements.

35

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
April 30, 2012

Open futures contracts outstanding at April 30, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
E-Mini Future Euro FX Future	Morgan Stanley	June 2012	(140)	$(11,450,119)	$(11,586,750)	$(136,631)
Mini MSCI Emerging Market Index Future	Morgan Stanley	June 2012	(161)	(8,399,397)	(8,206,170)	193,227
						$ 56,596

Cash posted as collateral to the broker for futures contracts was $1,146,600 at April 30, 2012.

Total return swap transactions outstanding at April 30, 2012:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Proshares VIX Mid-Term Futures ETF	0.54%	4/17/2014	$712,737	$—
iShares Dow Jones US Real Estate Index Fund	(0.71)%	2/07/2013	(13,776,951)	—
SPDR Barclays Capital Convertible Securities ETF	0.54%	4/17/2014	15,215,540	—
				$—

Cash posted as collateral to the broker for swap contracts was $5,700,515 at April 30, 2012.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

36

Schedules of Investments — IQ Hedge Macro Tracker ETF
April 30, 2012

	Shares	Value
Investment Companies — 95.0%
Asset Allocation Funds — 4.7%
CurrencyShares Canadian Dollar Trust	2,190	$220,467
CurrencyShares Japanese Yen Trust*	17,379	2,140,398
Total Asset Allocation Funds		2,360,865

Commodity Funds — 5.9%
iShares Silver Trust*	10,222	307,784
PowerShares DB Gold Fund*	46,552	2,685,585
Total Commodity Funds		2,993,369

Corporate Bond Funds — 40.2%
iShares Barclays Credit Bond Fund	10,219	1,128,587
iShares iBoxx $ Investment Grade
Corporate Bond Fund	164,652	19,178,665
Total Corporate Bond Funds		20,307,252

Currency Harvest Fund — 5.9%
PowerShares DB G10 Currency
Harvest Fund*	120,649	2,992,095

Emerging Equity Funds — 14.6%
iShares MSCI Emerging Markets
Index Fund	73,913	3,119,128
Vanguard MSCI Emerging
Markets ETF(a)	100,071	4,256,020
Total Emerging Equity Funds		7,375,148

International Bond Funds — 7.6%
iShares JPMorgan USD Emerging
Markets Bond Fund(a)	24,041	2,747,165
PowerShares Emerging Markets
Sovereign Debt Portfolio	37,633	1,072,164
Total International Bond Fund		3,819,329

Short-Term Treasury Bond Funds — 16.1%
iShares Barclays 1-3 Year Treasury
Bond Fund(a)	46,013	3,886,258
iShares Barclays Short Treasury
Bond Fund	8,259	910,059
SPDR Barclays Capital 1-3 Month
T-Bill ETF	8,030	368,015
Vanguard Short-Term Bond ETF	36,189	2,938,185
Total Short-Term Treasury Bond Funds		8,102,517

Total Investment Companies — 95.0%
(Cost $47,071,637)		47,950,575

	Shares	Value
Short-Term Investment — 4.9%
Money Market Fund — 4.9%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $2,470,145)	2,470,145	$2,470,145

Investment of Cash Collateral For
Securities Loaned — 12.8%
Money Market Fund — 12.8%
BNY Mellon Overnight Government Fund
(Cost $6,488,800)	6,488,800	6,488,800

Total Investments — 112.7%
(Cost $56,030,582)		$56,909,520
Liabilities in Excess of Other
Assets — (12.7)%(c)		(6,433,955)
Net Assets — 100.0%		$50,475,565

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $6,321,194; cash collateral of $6,488,800 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swap and futures contracts.

ETF — Exchange Traded Fund

See notes to financial statements.

37

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)
April 30, 2012

Open futures contracts outstanding at April 30, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
DJ UBS Commodity Index Future	Morgan Stanley	June 2012	(5)	$ (70,523)	$ (70,850)	$ (327)
E-Mini Euro FX Future	Morgan Stanley	June 2012	(16)	(1,311,161)	(1,324,200)	(13,039)
Russell 2000 Index Mini Future	Morgan Stanley	June 2012	(13)	(1,063,130)	(1,059,370)	3,760
						$ (9,606)

Cash posted as collateral to the broker for futures contracts was $107,750 at April 30, 2012.

Total return swap contract outstanding at April 30, 2012:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
ProShares VIX Mid-Term Futures ETF	0.54%	04/17/2014	$ 1,436,169	—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

38

Schedules of Investments — IQ Real Return ETF
April 30, 2012

	Shares	Value
Investment Companies — 100.0%
Commodity Funds — 8.3%
PowerShares DB Gold Fund*	28,095	$1,620,800
PowerShares DB Oil Fund(a)*	22,232	671,206
Total Commodity Funds		2,292,006

Currency Harvest Fund — 1.7%
CurrencyShares Euro Trust	3,439	452,951

Long-Term Bond Fund — 10.4%
iShares Barclays 20+ Year Treasury
Bond Fund(a)	24,462	2,869,882

Short-Term Treasury Bond Funds — 69.8%
iShares Barclays Short Treasury
Bond Fund	124,159	13,681,080
SPDR Barclays Capital 1-3 Month
T-Bill ETF	120,726	5,532,873
Total Short-Term Treasury Bond Funds		19,213,953

U.S. Large Cap Equity Funds — 7.0%
iShares S&P 500 Index Fund	81	11,362
SPDR S&P 500 ETF Trust	13,767	1,924,214
Total U.S. Large Cap Equity Fund		1,935,576

U.S. Small Cap Equity Fund — 2.8%
iShares Russell 2000 Index Fund(a)	9,599	781,646

Total Investment Companies — 100.0%
(Cost $27,402,416)		$27,546,015

	Shares	Value
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Invesco Treasury Portfolio Cash
Management, 0.02%(c)
(Cost $6,123)	6,123	$6,123

Investment of Cash Collateral For
Securities Loaned — 11.8%
Money Market Fund — 11.8%
BNY Mellon Overnight Government Fund
(Cost $3,244,220)	3,244,220	3,244,220

Total Investments — 111.8%
(Cost $30,652,759)		$30,796,358
Liabilities in Excess of Other
Assets — (11.8)%		(3,253,646)
Net Assets — 100.0%		$27,542,712

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $3,162,781; cash collateral of $3,244,220 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Less than 0.05%.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2012.

ETF — Exchange Traded Fund

See notes to financial statements.

39

Schedules of Investments — IQ Global Resources ETF
April 30, 2012

	Shares	Value
Common Stocks — 89.2%
Australia — 8.8%
Aquila Resources Ltd.(a)*	74,528	$376,299
BHP Billiton Ltd.	66,632	2,466,005
Fortescue Metals Group Ltd.	63,550	373,135
Iluka Resources Ltd.	8,162	144,450
New Hope Corp. Ltd.(a)	154,359	782,587
Newcrest Mining Ltd.	38,865	1,064,108
OZ Minerals Ltd.	6,597	64,077
PanAust Ltd.*	31,882	108,202
Regis Resources Ltd.*	22,355	98,211
Whitehaven Coal Ltd.(a)	86,134	477,043
Woodside Petroleum Ltd.	907	32,973
Total Australia		5,987,090

Belgium — 0.2%
Umicore SA(a)	2,307	125,175

Canada — 13.8%
Agnico-Eagle Mines Ltd.	8,571	342,337
Alamos Gold, Inc.	5,418	99,152
B2Gold Corp.*	17,665	66,694
Barrick Gold Corp.	49,983	2,021,682
Canadian Natural Resources Ltd.	1,255	43,597
Canfor Corp.*	33,583	367,800
Cenovus Energy, Inc.	842	30,554
Centerra Gold, Inc.	12,419	160,776
China Gold International Resources
Corp., Ltd.*	16,877	76,702
Domtar Corp. ADR	8,575	750,141
Eldorado Gold Corp.	34,587	490,124
Enbridge, Inc.	840	35,192
Goldcorp, Inc.	39,860	1,526,296
Husky Energy, Inc.	1,074	28,014
IAMGOLD Corp.	18,862	233,878
Imperial Oil Ltd.	933	43,432
Inmet Mining Corp.	1,466	80,634
Kinross Gold Corp.	58,277	522,042
New Gold, Inc.*	22,639	206,236
Pan American Silver Corp.	5,153	100,196
SEMAFO, Inc.	13,968	70,975
Silver Wheaton Corp.(a)	17,798	543,335
Suncor Energy, Inc.	1,749	57,766
Teck Resources Ltd., Class B	11,868	442,790
TransCanada Corp.	780	34,312
Uranium One, Inc.(a)*	21,695	63,024
West Fraser Timber Co., Ltd.	9,876	434,146
Yamana Gold, Inc.	37,398	548,506
Total Canada		9,420,333

Curacao — 0.2%
Schlumberger Ltd.	1,536	113,879

Finland — 2.3%
UPM-Kymmene Oyj	121,871	1,559,793

France — 1.1%
GDF Suez(a)	2,457	56,552
Suez Environnement Co.	18,792	265,013
Total SA	2,748	131,191
Veolia Environnement	17,876	261,796
Total France		714,552

	Shares	Value
Common Stocks (continued)
Germany — 0.4%
Suedzucker AG	7,699	$234,319

Hong Kong — 1.7%
China Agri-Industries Holdings Ltd.	190,676	140,591
CNOOC Ltd.	50,986	108,705
Lee & Man Paper Manufacturing Ltd.	1,142,998	536,304
Shougang Fushan Resources Group Ltd.	1,059,701	371,549
Total Hong Kong		1,157,149

Ireland — 0.5%
Kerry Group PLC, Class A	7,318	334,497

Italy — 0.1%
Eni SpA	4,366	96,907

Japan — 3.7%
Ajinomoto Co., Inc.	27,916	361,165
Hokuetsu Kishu Paper Co., Ltd.	48,536	311,233
INPEX Corp.	4	26,551
Itoham Foods, Inc.	14,689	55,743
Kurita Water Industries Ltd.	4,939	121,302
Maruha Nichiro Holdings, Inc.	30,111	52,419
Mitsubishi Materials Corp.	27,117	81,509
Mitsui & Co., Ltd.	2,040	32,039
Nippon Meat Packers, Inc.	13,491	173,189
Nippon Paper Group, Inc.(a)	27,823	557,540
Nisshin Seifun Group, Inc.	10,783	132,078
Nissin Foods Holdings Co., Ltd.	5,107	192,204
Sumitomo Metal Mining Co., Ltd.	12,034	159,157
Toyo Suisan Kaisha Ltd.	4,707	120,851
Yamazaki Baking Co., Ltd.	9,201	136,324
Total Japan		2,513,304

Jersey — 0.7%
Randgold Resources Ltd.	5,346	470,950

Netherlands — 0.4%
Nutreco NV	2,121	154,118
Royal Dutch Shell PLC, Class A	4,089	145,420
Total Netherlands		299,538

Norway — 0.4%
Norsk Hydro ASA	42,554	206,814
Statoil ASA	3,547	94,614
Total Norway		301,428

Portugal — 0.7%
Portucel-Empresa Produtora de
Pasta e Papel SA	176,357	447,228

Singapore — 2.8%
Golden Agri-Resources Ltd.	496,344	294,846
Olam International Ltd.	104,488	191,698
Sakari Resources Ltd.	211,785	337,199
Wilmar International Ltd.	281,391	1,107,552
Total Singapore		1,931,295

Spain — 0.2%
Ebro Foods SA	6,651	117,563
Repsol YPF SA	1,349	25,800
Total Spain		143,363

See notes to financial statements.

40

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2012

	Shares	Value
Common Stocks (continued)
Sweden — 5.9%
Boliden AB	5,698	$91,191
Holmen AB, B Shares	14,954	397,018
Sandvik AB	222,709	3,527,781
Total Sweden		4,015,990

Switzerland — 1.1%
Aryzta AG*	3,948	198,781
Barry Callebaut AG*	220	211,723
Ferrexpo PLC	12,108	57,451
Lindt & Spruengli AG	38	123,924
Sulzer AG	1,247	179,291
Total Switzerland		771,170

United Kingdom — 11.2%
African Barrick Gold Ltd.	21,495	125,412
Anglo American PLC	28,675	1,102,634
Antofagasta PLC	20,930	401,389
Associated British Foods PLC	33,624	665,579
BG Group PLC	3,778	88,987
BP PLC	21,429	154,849
Centrica PLC	5,469	27,255
Eurasian Natural Resources Corp.	28,517	259,090
Hochschild Mining PLC	16,915	137,887
Kazakhmys PLC	11,085	154,983
Lonmin PLC	4,270	72,251
New World Resources PLC, Class A	50,729	335,107
Pennon Group PLC	13,334	159,362
Petropavlovsk PLC	10,309	79,818
Rio Tinto PLC	28,228	1,573,392
Severn Trent PLC	8,857	243,063
Tate & Lyle PLC	20,058	224,904
United Utilities Group PLC	25,394	255,045
Vedanta Resources PLC	6,582	130,075
Weir Group PLC	8,444	233,786
Xstrata PLC	63,867	1,221,191
Total United Kingdom		7,646,059

United States — 33.0%
AbitibiBowater, Inc.*	23,748	314,661
Alcoa, Inc.	21,619	210,353
Allied Nevada Gold Corp.*	4,334	126,943
Alpha Natural Resources, Inc.*	41,976	677,073
American Water Works Co., Inc.	6,450	220,848
Anadarko Petroleum Corp.	573	41,949
Apache Corp.	435	41,734
Aqua America, Inc.	5,081	115,389
Arch Coal, Inc.	41,921	409,149
Archer-Daniels-Midland Co.	28,679	884,174
Bunge Ltd.	6,221	401,255
Chevron Corp.	2,171	231,342
Cliffs Natural Resources, Inc.	2,784	173,332
Coeur d’Alene Mines Corp.*	4,619	99,539
ConAgra Foods, Inc.	17,944	463,314
ConocoPhillips	1,397	100,067
CONSOL Energy, Inc.	39,690	1,319,296
Corn Products International, Inc.	3,260	186,016
Devon Energy Corp.	445	31,083
El Paso Corp.	821	24,359
EOG Resources, Inc.	298	32,724
Exxon Mobil Corp.	5,063	437,139

	Shares	Value
Common Stocks (continued)
United States (continued)
Flowserve Corp.	2,012	$231,239
Freeport-McMoRan Copper
& Gold, Inc.	19,712	754,969
General Mills, Inc.	27,592	1,073,053
Green Mountain Coffee Roasters, Inc.*	8,080	393,900
Halliburton Co.	1,031	35,281
Hershey Co.	7,010	469,740
Hormel Foods Corp.	14,994	435,726
IDEX Corp.	3,051	132,139
J.M. Smucker Co.	4,650	370,279
Joy Global, Inc.	20,085	1,421,415
Kapstone Paper And Packaging Corp.*	11,223	202,687
Kellogg Co.	15,231	770,232
Kraft Foods, Inc., Class A	77,476	3,088,968
Louisiana-Pacific Corp.*	31,128	281,709
Marathon Oil Corp.	799	23,443
McCormick & Co., Inc.	4,986	278,767
MeadWestvaco Corp.	39,252	1,248,999
National Oilwell Varco, Inc.	466	35,304
Newmont Mining Corp.	25,389	1,209,786
Occidental Petroleum Corp.	919	83,831
Peabody Energy Corp.	52,181	1,623,351
Pentair, Inc.	3,032	131,407
Ralcorp Holdings, Inc.*	2,390	174,016
Royal Gold, Inc.	2,860	177,205
Sara Lee Corp.	25,531	562,703
Seaboard Corp.*	70	139,329
Smithfield Foods, Inc.*	9,672	202,725
Tyson Foods, Inc., Class A	17,735	323,664
Total United States		22,417,606

Total Common Stocks — 89.2%
(Cost $61,724,196)		60,701,625
Short-Term Investment — 9.3%
Money Market Fund — 9.3%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $6,319,133)	6,319,133	6,319,133

Investment of Cash Collateral For
Securities Loaned — 3.6%
Money Market Fund — 3.6%
BNY Mellon Overnight Government Fund
(Cost $2,441,356)	2,441,356	2,441,356

Total Investments — 102.1%
(Cost $70,484,685)		$69,462,114
Liabilities in Excess of Other
Assets — (2.1)%(c)		(1,423,611)
Net Assets — 100.0%		$68,038,503

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,320,861; cash collateral of $2,441,356 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on futures contracts.

ADR — American Depository Receipt

See notes to financial statements.

41

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2012

Open futures contracts outstanding at April 30, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Future	Morgan Stanley	June 2012	(85)	$(6,511,545)	$(6,403,050)	$108,495
E-mini S&P 500 Future	Morgan Stanley	June 2012	(95)	(6,604,670)	(6,619,600)	(14,930)
						$ 93,565

Cash posted as collateral to the broker for futures contracts was $842,500 at April 30, 2012.

See notes to financial statements.

42

Schedules of Investments — IQ Merger Arbitrage ETF
April 30, 2012

	Shares	Value
Common Stocks — 79.4%
Air Freight & Logistics — 4.1%
TNT Express NV(a)	87,459	$1,060,328

Chemicals — 3.5%
Georgia Gulf Corp.*	6,490	230,071
Solutia, Inc.	23,572	668,030
Total Chemicals		898,101

Consumer Staples — 6.0%
Viterra, Inc.	96,499	1,554,025

Diversified Telecommunication
Services — 2.8%
AboveNet, Inc.*	8,778	730,066

Electrical Equipment — 1.9%
Thomas & Betts Corp.*	6,715	482,876

Energy — 10.9%
El Paso Corp.	79,203	2,349,953
Flint Energy Services Ltd.*	13,281	334,865
NAL Energy Corp.(a)	19,848	152,283
Total Energy		2,837,101

Financials — 3.6%
Delphi Financial Group, Inc., Class A	13,611	618,212
Harleysville Group, Inc.	5,517	330,689
Total Financials		948,901

Industrials — 9.8%
ERA Mining Machinery Ltd.*	2,048,694	232,393
Goodrich Corp.	16,514	2,071,846
Wavin NV*	18,252	253,291
Total Industrials		2,557,530

Information Technology — 9.0%
Motorola Mobility Holdings, Inc.*	38,745	1,504,081
Novellus Systems, Inc.*	17,988	840,939
Total Information Technology		2,345,020

Insurance — 0.3%
Premafin Finanziaria SpA*	258,319	77,269

Materials — 11.0%
Neo Material Technologies, Inc.*	47,339	521,810
Sundance Resources Ltd.*	643,151	314,690
Vulcan Materials Co.	10,720	458,923
Xstrata PLC	81,916	1,566,303
Total Materials		2,861,726

Media — 1.5%
Astral Media, Inc., Class A	7,947	392,705

	Shares	Value
Common Stocks (continued)
Multi-Utilities—1.0%
CH Energy Group, Inc.	2,571	$168,709
Hastings Diversified Utilities Fund	43,985	94,786
Total Multi-Utilities		263,495

Oil, Gas & Consumable Fuels — 8.4%
Cove Energy PLC*	344,304	1,266,358
CVR Energy, Inc.*	30,260	918,694
Total Oil, Gas & Consumable Fuels		2,185,052

Personal Products — 1.1%
Prestige Brands Holdings, Inc.*	17,515	297,580

Pharmaceuticals — 1.7%
Ista Pharmaceuticals, Inc.*	48,051	434,861

Software — 1.9%
Convio, Inc.(a)*	11,659	186,544
Quest Software, Inc.*	13,643	317,473
Total Software		504,017

Specialty Retail — 0.9%
PEP Boys-Manny Moe & Jack	15,363	229,369

Total Common Stocks — 79.4%
(Cost $19,747,881)		20,660,022

Short-Term Investment — 17.2%
Money Market Fund — 17.2%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $4,475,828)	4,475,828	4,475,828

Investment of Cash Collateral For
Securities Loaned — 5.1%
Money Market Fund — 5.1%
BNY Mellon Overnight Government Fund
(Cost $1,333,634)	1,333,634	1,333,634

Total Investments — 101.7%
(Cost $25,557,343)		$26,469,484
Liabilities in Excess of Other
Assets — (1.7)%(c)		(450,597)
Net Assets — 100.0%		$26,018,887

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,266,639; cash collateral of $1,333,634 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation on futures contracts.

Open futures contracts outstanding at April 30, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Future	Morgan Stanley	June 2012	(22)	$(1,680,149)	$(1,657,260)	$22,889
E-mini S&P 500 Future	Morgan Stanley	June 2012	(25)	(1,738,711)	(1,742,000)	(3,289)
						$19,600

Cash posted as collateral to the broker for futures contracts was $219,500 at April 30, 2012.

See notes to financial statements.

43

Schedules of Investments — IQ Australia Small Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 16.0%
APN News & Media Ltd.	73,530	$64,301
Aristocrat Leisure Ltd.(a)	87,297	281,730
Billabong International Ltd.	36,385	99,999
Breville Group Ltd.	12,660	58,122
David Jones Ltd.(a)	87,649	227,205
Flight Centre Ltd.	9,657	212,328
G.U.D. Holdings Ltd.	12,273	108,347
Invocare Ltd.	18,892	165,404
JB Hi-Fi Ltd.(a)	17,018	171,142
Myer Holdings Ltd.	101,805	249,063
Navitas Ltd.	35,976	147,939
Pacific Brands Ltd.	163,056	104,396
Seven West Media Ltd.	66,742	205,666
Southern Cross Media Group Ltd.	98,168	137,456
Super Retail Group Ltd.	23,083	185,996
Ten Network Holdings Ltd.	105,764	89,185
Wotif.com Holdings Ltd.	20,657	95,052
Total Consumer Discretionary		2,603,331

Consumer Staples — 3.3%
Goodman Fielder Ltd.	294,046	200,506
GrainCorp Ltd.	34,719	333,611
Total Consumer Staples		534,117

Energy — 10.6%
Aurora Oil & Gas Ltd.*	70,292	303,686
AWE Ltd.	93,718	170,251
Beach Energy Ltd.	212,836	310,202
Coalspur Mines Ltd.(a)*	75,723	131,648
Dart Energy Ltd.*	106,245	31,523
Energy Resources of Australia Ltd.(a)*	28,650	48,020
Gloucester Coal Ltd.*	12,990	106,563
Karoon Gas Australia Ltd.*	29,745	199,731
Linc Energy Ltd.*	54,140	63,126
Paladin Energy Ltd.(a)*	135,623	225,199
Senex Energy Ltd.*	119,361	141,036
Total Energy		1,730,985

Financials — 4.2%
Bank of Queensland Ltd.	51,186	397,522
FlexiGroup Ltd.	32,524	76,860
IOOF Holdings Ltd.	31,566	204,729
Total Financials		679,111

Health Care — 6.6%
Acrux Ltd.*	27,888	116,421
Ansell Ltd.	23,715	366,624
Mesoblast Ltd.(a)*	27,188	213,696
Primary Health Care Ltd.	81,663	240,593
Sigma Pharmaceuticals Ltd.	201,256	139,329
Total Health Care		1,076,663

Industrials — 25.9%
Ausdrill Ltd.	42,717	182,329
Boart Longyear Ltd.	80,734	352,162
Bradken Ltd.	28,279	218,149
Cabcharge Australia Ltd.	19,286	128,497
CSR Ltd.	90,352	164,136
Downer EDI Ltd.*	72,451	272,285
Emeco Holdings Ltd.	110,509	119,647
Forge Group Ltd.	9,633	62,878

	Shares	Value
Common Stocks (continued)
Industrials (continued)
GWA Group Ltd.(a)	43,810	$89,621
Industrea Ltd.	62,719	63,988
Macmahon Holdings Ltd.	106,626	77,702
Mermaid Marine Australia Ltd.	37,357	124,839
Mineral Resources Ltd.	20,971	261,109
Monadelphous Group Ltd.	15,047	364,047
NRW Holdings Ltd.	43,812	186,547
SAI Global Ltd.	34,935	190,210
Seek Ltd.	57,170	426,140
Spotless Group Ltd.	45,365	120,902
Transfield Services Ltd.	81,178	192,684
Transpacific Industries Group Ltd.*	153,811	136,106
UGL Ltd.	28,662	390,288
Virgin Australia Holdings Ltd.*	229,303	95,486
Virgin Australia International
Holdings Ltd.*(b)	229,303	—
Total Industrials		4,219,752

Information Technology — 2.1%
carsales.com Ltd.(a)	37,336	223,495
Iress Market Technology Ltd.(a)	17,453	122,280
Total Information Technology		345,775

Materials — 29.5%
Adelaide Brighton Ltd.	84,817	269,311
Ampella Mining Ltd.*	36,167	40,099
Aquarius Platinum Ltd.	68,909	156,388
Bathurst Resources Ltd.(a)*	116,541	77,648
Beadell Resources Ltd.*	125,231	90,608
BlueScope Steel Ltd.	541,737	222,770
CuDeco Ltd.*	23,921	85,168
Discovery Metals Ltd.*	70,196	127,155
DuluxGroup Ltd.	62,884	202,943
Gindalbie Metals Ltd.*	138,611	85,138
Grange Resources Ltd.	64,328	40,181
Gryphon Minerals Ltd.*	58,520	57,876
Imdex Ltd.	35,792	93,898
Independence Group NL	40,708	183,925
Integra Mining Ltd.*	146,904	79,526
Intrepid Mines Ltd.*	91,087	81,551
Ivanhoe Australia Ltd.*	36,000	46,847
Kingsgate Consolidated Ltd.	25,290	163,235
Medusa Mining Ltd.	32,470	194,705
Mineral Deposits Ltd.*	15,033	94,214
Mirabela Nickel Ltd.*	73,088	37,283
Mount Gibson Iron Ltd.	112,246	129,123
Nufarm Ltd.	31,316	160,400
OneSteel Ltd.	220,345	299,354
PanAust Ltd.*	82,237	279,098
Perseus Mining Ltd.*	79,801	216,000
Ramelius Resources Ltd.*	53,126	42,586
Regis Resources Ltd.*	68,012	298,792
Resolute Mining Ltd.*	90,177	157,716
Sandfire Resources NL*	16,430	132,388
Saracen Mineral Holdings Ltd.*	91,198	55,066
Silver Lake Resources Ltd.*	38,561	129,263
St. Barbara Ltd.*	56,789	135,385
Sundance Resources Ltd.*	404,510	197,924
Western Areas NL	24,920	130,753
Total Materials		4,794,317

See notes to financial statements.

44

Schedules of Investments — IQ Australia Small Cap ETF (continued)
April 30, 2012

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 0.6%
TPG Telecom Ltd.	50,112	$94,686

Utilities — 1.2%
Energy World Corp., Ltd.*	147,336	88,963
Envestra Ltd.	139,259	113,806
Total Utilities		202,769

Total Common Stocks — 100.0%
(Cost $18,374,688)		16,281,506

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 9.2%
Money Market Fund — 9.2%
BNY Mellon Overnight Government Fund
(Cost $1,498,535)	1,498,535	$1,498,535

Total Investments — 109.2%
(Cost $19,873,223)		$17,780,041
Liabilities in Excess of Other
Assets — (9.2)%		(1,502,993)
Net Assets — 100.0%		$16,277,048

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,414,891; cash collateral of $1,498,535 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

45

Schedules of Investments — IQ Canada Small Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 1.8%
Great Canadian Gaming Corp.*	17,688	$146,810
RONA, Inc.	38,392	411,919
Total Consumer Discretionary		558,729

Consumer Staples — 1.5%
Jean Coutu Group (PJC), Inc., Class A	33,597	481,196

Energy — 28.0%
Advantage Oil & Gas Ltd.*	50,193	157,496
AltaGas Ltd.(a)	26,787	866,826
Angle Energy, Inc.*	24,414	123,559
Bankers Petroleum Ltd.*	74,706	258,611
Bellatrix Exploration Ltd.*	32,418	137,488
Birchcliff Energy Ltd.*	38,255	262,145
BlackPearl Resources, Inc.*	86,065	386,789
Canacol Energy Ltd.*	187,784	146,357
Canyon Services Group, Inc.	13,815	155,357
Celtic Exploration Ltd.*	25,621	375,517
Cequence Energy Ltd.*	38,104	60,167
Crew Energy, Inc.*	36,126	255,966
Denison Mines Corp.(a)*	92,879	170,161
Ensign Energy Services, Inc.(a)	38,290	553,450
Flint Energy Services Ltd.*	14,506	365,752
Gasfrac Energy Services, Inc.*	18,938	92,970
Ithaca Energy, Inc.*	78,221	234,358
Legacy Oil + Gas, Inc.*	38,049	331,983
NAL Energy Corp.(a)	45,703	350,654
Nuvista Energy Ltd.*	30,035	95,460
PetroBakken Energy Ltd., Class A(a)	23,177	335,474
Petrobank Energy and Resources Ltd.* .	32,109	460,209
Poseidon Concepts Corp.(a)	24,468	317,753
Savanna Energy Services Corp.(a)	25,578	197,799
Southern Pacific Resource Corp.*	102,598	163,044
TransGlobe Energy Corp.*	22,040	302,508
Trican Well Service Ltd.	44,351	641,506
Trinidad Drilling Ltd.	36,478	236,307
Uranium One, Inc.(a)*	141,561	411,235
Whitecap Resources, Inc.*	37,264	335,695
Total Energy		8,782,596

Financials — 9.4%
Canadian Western Bank(a)	22,785	661,675
Dundee Corp., Class A*	12,582	311,637
GMP Capital, Inc.	15,216	94,720
Industrial Alliance Insurance and
Financial Services, Inc.	27,306	870,630
TMX Group, Inc.	22,528	1,028,405
Total Financials		2,967,067

Health Care — 0.9%
CML Healthcare, Inc.	27,116	293,406

	Shares	Value
Common Stocks (continued)
Industrials — 9.4%
Aecon Group, Inc.	16,845	$227,794
CAE, Inc.	77,827	850,783
Progressive Waste Solutions Ltd.	35,377	767,376
Russel Metals, Inc.	18,131	497,527
WestJet Airlines Ltd.	41,738	601,176
Total Industrials		2,944,656

Information Technology — 0.7%
Wi-LAN, Inc.	36,891	211,723

Materials — 39.3%
Alamos Gold, Inc.(a)	35,951	657,922
Argonaut Gold, Inc.*	27,890	227,817
Augusta Resource Corp.*	31,171	79,824
AuRico Gold, Inc.*	84,972	780,956
Aurizon Mines Ltd.*	49,203	265,949
Avion Gold Corp.*	132,868	134,489
B2Gold Corp.*	100,394	379,037
Banro Corp.*	60,447	256,974
Canfor Corp.*	23,266	254,809
Capstone Mining Corp.*	88,969	265,660
China Gold International Resources
Corp., Ltd.(a)*	47,828	217,367
Colossus Minerals, Inc.*	31,670	148,421
Copper Mountain Mining Corp.*	29,719	129,050
Dundee Precious Metals, Inc.*	29,111	226,594
Eastern Platinum Ltd.*	280,146	107,754
Endeavour Silver Corp.*	26,354	244,881
Extorre Gold Mines Ltd.*	27,933	118,750
First Majestic Silver Corp.*	31,732	499,130
Fortuna Silver Mines, Inc.*	37,755	158,594
Great Basin Gold Ltd.*	143,530	100,244
Guyana Goldfields, Inc.(a)*	25,309	70,193
Harry Winston Diamond Corp.*	25,607	365,462
HudBay Minerals, Inc.	51,894	546,280
Jaguar Mining, Inc.*	25,477	70,916
Kirkland Lake Gold, Inc.*	18,778	245,191
Lake Shore Gold Corp.*	120,773	117,356
Major Drilling Group International, Inc.	23,817	357,514
Mercator Minerals Ltd.*	78,019	93,975
Methanex Corp.	28,149	990,963
Neo Material Technologies, Inc.*	34,750	383,043
Nevsun Resources Ltd.	60,497	222,895
North American Palladium Ltd.*	43,254	130,469
NovaGold Resources, Inc.*	65,455	471,724
Premier Gold Mines Ltd.*	41,480	200,693
Rainy River Resources Ltd.*	25,331	118,969
Romarco Minerals, Inc.*	176,196	180,128
Rubicon Minerals Corp.(a)*	86,677	264,080
Sabina Gold & Silver Corp.*	35,990	100,180
San Gold Corp.(a)*	94,372	134,687

See notes to financial statements.

46

Schedules of Investments — IQ Canada Small Cap ETF (continued)
April 30, 2012

	Shares	Value
Common Stocks (continued)
Materials (continued)
SEMAFO, Inc.	82,349	$418,434
Sherritt International Corp.	89,457	511,597
Silvercorp Metals, Inc.	51,497	354,972
Taseko Mines Ltd.*	59,309	205,311
Thompson Creek Metals Co., Inc.*	50,725	302,414
Torex Gold Resources, Inc.(a)*	124,701	217,102
Total Materials		12,328,770

Metals & Mining — 3.0%
Pretium Resources, Inc.*	19,149	323,495
Rio Alto Mining Ltd.*	51,678	220,218
Scorpio Mining Corp.*	59,657	63,404
Silver Standard Resources, Inc.*	24,331	351,438
Total Metals & Mining		958,555

Oil, Gas & Consumable Fuels — 2.8%
Gibson Energy, Inc.(a)	29,614	678,639
Surge Energy, Inc.*	21,417	190,985
Total Oil, Gas & Consumable Fuels		869,624

Telecommunication Services — 0.7%
Manitoba Telecom Services, Inc.	6,595	228,968

	Shares	Value
Common Stocks (continued)
Utilities — 1.8%
Just Energy Group, Inc.(a)	42,055	$552,958

Total Common Stocks — 99.3%
(Cost $39,528,557)		31,178,248

Investment of Cash Collateral For
Securities Loaned — 18.0%
Money Market Fund — 18.0%
BNY Mellon Overnight Government Fund
(Cost $5,656,632)	5,656,632	5,656,632

Total Investments — 117.3%
(Cost $45,185,189)		$36,834,880
Liabilities in Excess of Other
Assets — (17.3)%		(5,425,759)
Net Assets — 100.0%		$31,409,121

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $5,342,112; cash collateral of $5,656,632 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See notes to financial statements.

47

Schedules of Investments — IQ South Korea Small Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 23.7%
Agabang&Company	3,772	$43,223
Daekyo Co., Ltd.	10,214	54,047
Dongyang Mechatronics Corp.	5,966	72,323
Grand Korea Leisure Co., Ltd.	8,039	168,943
Hanil E-Wha Co., Ltd.	7,463	62,867
Hansae Co., Ltd.	4,905	38,107
Hwa Shin Co., Ltd.	6,132	58,329
Hyundai Greenfood Co., Ltd.	14,574	205,045
Interpark Corp.*	10,356	40,595
Jcontentree Corp.*	12,559	37,340
Kolao Holdings	3,106	34,629
LG Fashion Corp.	5,238	174,272
Loen Entertainment, Inc.	1,695	19,498
Lotte Midopa Co., Ltd.	3,621	45,978
Paradise Co., Ltd.	15,110	133,702
Pharmicell Co., Ltd.*	7,166	35,509
Pyeong Hwa Automotive Co., Ltd.	2,528	39,034
SBS Media Holdings Co., Ltd.	14,388	37,685
SL Corp.	4,249	73,503
S.M. Entertainment Co.*	4,343	155,831
Ssangyong Motor Co.*	9,697	52,341
Sungwoo Hitech Co., Ltd.	8,002	90,278
Woongjin Chemical Co., Ltd.*	68,940	47,582
Woongjin Holdings Co., Ltd.*	4,164	22,181
Total Consumer Discretionary		1,742,842

Consumer Staples — 2.4%
Daesang Corp.	5,409	87,109
DongA One Corp.	4,811	12,771
Harim Co., Ltd.	7,514	32,313
JW Shin-Yak Corp.	5,710	29,103
Samyang Foods Co., Ltd.	907	18,258
Total Consumer Staples		179,554

Financials — 10.3%
Daishin Securities Co., Ltd.	13,475	117,088
Hanwha Securities Co., Ltd.*	16,094	64,227
LIG Insurance Co., Ltd.	11,765	244,643
Meritz Fire & Marine Insurance Co., Ltd.	16,771	173,628
SK Securities Co., Ltd.*	59,082	62,212
Tong Yang Securities, Inc.	23,299	90,712
Total Financials		752,510

Health Care — 8.7%
Bukwang Pharmaceutical Co., Ltd.	4,325	44,585
Chabio & Diostech Co., Ltd.*	17,164	134,107
HanAll BioPharma Co., Ltd.*	7,849	60,424
Il Yang Pharmaceutical Co., Ltd.*	3,495	75,459
INFINITT Healthcare Co., Ltd.*	3,429	33,224
Medipost Co., Ltd.*	1,901	182,678
RNL BIO Co., Ltd.*	19,658	73,579
Yungjin Pharmaceutical Co., Ltd.*	20,966	31,538
Total Health Care		635,594

Industrials — 9.4%
Halla Engineering & Construction Corp.	4,132	42,595
iMarketKorea, Inc.	4,838	84,763
S&T Dynamics Co., Ltd.	5,976	72,444

	Shares	Value
Common Stocks (continued)
Industrials (continued)
STX Corp.	11,116	$122,459
STX Engine Co., Ltd.	5,053	64,385
Sung Kwang Bend Co., Ltd.	4,310	88,479
Taeyoung Engineering & Construction	14,781	65,264
Taihan Electric Wire Co., Ltd.*	40,060	110,596
Y G-1 Co., Ltd.	3,166	35,999
Total Industrials		686,984

Information Technology — 32.6%
3s Korea Co., Ltd.*	10,365	187,100
Asia Pacific Systems, Inc.*	5,715	56,891
CrucialTec Co., Ltd.*	4,649	37,147
Curocom Co., Ltd.*	16,785	38,170
Daeduck Electronics Co., Ltd.	10,626	109,069
Daou Technology, Inc.	7,402	74,012
Duksan Hi-Metal Co., Ltd.*	4,840	99,359
GameHi Co., Ltd.*	4,343	31,589
Gemvax & Kael Co., Ltd.*	5,431	189,824
Haansoft, Inc.	5,101	60,257
Humax Co., Ltd.	4,034	31,876
ICD Co., Ltd.*	3,118	63,319
Iljin Display Co., Ltd.	4,372	46,617
Iljin Materials Co., Ltd.	3,863	47,000
InfraWare, Inc.*	3,606	29,196
JCentertainment Corp.	1,629	41,802
Jusung Engineering Co., Ltd.*	6,824	54,646
Lumens Co., Ltd.*	10,673	53,454
Melfas, Inc.	3,550	63,296
Neowiz Games Corp.*	4,056	91,160
NEPES Corp.	4,686	79,197
Osung LST Co., Ltd.*	4,318	30,337
PARTRON Co., Ltd.	5,916	69,361
POSCO ICT Co., Ltd.	9,986	71,131
SFA Engineering Corp.	4,281	204,177
Signetics Corp.*	7,878	24,224
Silicon Works Co., Ltd.	2,687	67,286
Simm Tech Co., Ltd.	4,879	51,807
SK Broadband Co., Ltd.*	38,827	110,971
SK Communications Co., Ltd.*	4,072	28,573
STS Semiconductor &
Telecommunications Co., Ltd.	10,978	65,084
TOPTEC Co., Ltd.*	2,014	27,088
Webzen, Inc.*	3,662	37,264
WONIK IPS Co., Ltd.*	14,264	90,749
Woongjin Energy Co., Ltd.*	5,264	31,813
Total Information Technology		2,394,846

Materials — 11.8%
Capro Corp.	6,265	108,932
CNK International Co., Ltd.*	12,390	18,473
Dongbu HiTek Co., Ltd.*	7,721	55,066
Dongbu Steel Co., Ltd.*	7,764	38,472
EG Corp.	1,419	75,588
Eugene Corp.*	11,525	44,208
Foosung Co., Ltd.*	13,944	76,128
Hansol Paper Co., Ltd.	11,571	78,736
Huchems Fine Chemical Corp.	6,189	124,040
Moorim P&P Co., Ltd.	8,011	34,061

See notes to financial statements.

48

Schedules of Investments — IQ South Korea Small Cap ETF (continued)
April 30, 2012

	Shares	Value
Common Stocks (continued)
Materials (continued)
Namhae Chemical Corp.	5,805	$47,873
Poongsan Corp.	5,026	133,864
Songwon Industrial Co., Ltd.	4,260	31,287
Total Materials		866,728

Total Common Stocks — 98.9%
(Cost $7,551,716)		7,259,058

Rights* — 0.1%
Consumer Discretionary — 0.1%
Pharmicell Co., Ltd., expiring 6/20/12
(Cost $0)	1,580	2,440

Information Technology — 0.0%(a)
3s Korea Co., Ltd., expiring 6/1/12
(Cost $0)	318	1,688

Total Rights — 0.1%
(Cost $0)	1,898	4,128

	Shares	Value
Short-Term Investment — 0.0%(a)
Money Market Fund — 0.0%(a)
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $527)	527	$527

Total Investments — 99.0%
(Cost $7,552,243)		$7,263,713
Other Assets in Excess of
Liabilities — 1.0%		74,555
Net Assets — 100.0%		$7,338,268

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.

See notes to financial statements.

49

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 99.4%
Australia — 6.1%
GrainCorp Ltd.	170,005	$1,633,559
Nufarm Ltd.	153,341	785,407
Total Australia		2,418,966

Brazil — 3.8%
Cosan Ltd. ADR Class A	109,059	1,509,377

China — 8.5%
China Bluechemical Ltd. Class H	1,518,737	1,086,525
China Minzhong Food Corp., Ltd.(a)*	348,027	236,275
China Modern Dairy Holdings Ltd.*	2,871,307	817,968
First Tractor Co., Ltd. Class H	343,789	320,845
Shenguan Holdings Group Ltd.	1,068,483	578,470
Yongye International, Inc. ADR(a)*	32,492	104,299
Zhongpin, Inc. ADR*	26,487	250,037
Total China		3,394,419

Hong Kong — 10.7%
Asian Citrus Holdings Ltd.	571,724	341,955
Chaoda Modern Agriculture
(Holdings)Ltd.(c)*	894,006	—
China Agri-Industries Holdings Ltd.	1,459,450	1,076,092
China Foods Ltd.	617,880	669,033
China Yurun Food Group Ltd.	1,166,585	1,493,242
Global Bio-chem Technology Group
Co., Ltd.	1,640,647	323,572
Sinofert Holdings Ltd.(a)*	1,523,157	331,815
Total Hong Kong		4,235,709

Indonesia — 4.2%
PT Bakrie Sumatera Plantations Tbk	9,291,446	303,295
PT Japfa Comfeed Indonesia Tbk	740,376	340,361
PT Malindo Feedmill Tbk	595,572	73,227
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	2,366,856	753,284
PT Sampoerna Agro Tbk	532,838	189,874
Total Indonesia		1,660,041

Ireland — 2.2%
Glanbia PLC	114,628	870,849

Japan — 27.1%
Fuji Oil Co., Ltd.	52,443	714,609
House Foods Corp.	62,445	1,054,241
Iseki & Co., Ltd.(a)	158,778	379,818
Itoham Foods, Inc.	123,254	467,731
Kewpie Corp.	92,748	1,393,921
Kumiai Chemical Industry Co., Ltd.	61,266	244,773
Mitsui Sugar Co., Ltd.	67,242	220,645

	Shares	Value
Common Stocks (continued)
Japan (continued)
Morinaga Milk Industry Co., Ltd.	168,192	$615,092
Nippon Flour Mills Co., Ltd.	110,195	499,600
Nippon Meat Packers, Inc.	147,177	1,889,366
Nisshin Oillio Group Ltd.	85,188	358,484
Nisshin Seifun Group, Inc.	158,853	1,945,748
NOF Corp.	132,835	668,791
Prima Meat Packers Ltd.	96,390	189,532
Yamatane Corp.	75,222	109,284
Total Japan		10,751,635

Luxembourg — 0.9%
Adecoagro SA ADR*	40,141	358,058

Netherlands — 7.6%
CSM NV	58,000	819,092
Nutreco NV	30,105	2,187,516
Total Netherlands		3,006,608

Singapore — 2.8%
First Resources Ltd.	317,408	482,282
Indofood Agri Resources Ltd.*	382,966	441,062
Mewah International, Inc.	549,576	204,320
Total Singapore		1,127,664

Spain — 3.7%
Deoleo SA*	299,766	136,880
Ebro Foods SA	75,079	1,327,097
Total Spain		1,463,977

Thailand — 1.7%
GFPT PCL	526,662	172,985
Khon Kaen Sugar Industry PCL	531,436	238,498
Thai Vegetable Oil PCL	326,264	247,218
Total Thailand		658,701

United Kingdom — 1.7%
Devro PLC	141,451	708,151

United States — 18.4%
Andersons, Inc.	15,749	793,750
Chiquita Brands International, Inc.*	39,266	333,761
CVR Partners LP(a)	16,142	464,083
Dole Food Co., Inc.*	31,140	264,067
Lindsay Corp.	10,886	727,076
Smithfield Foods, Inc.*	137,977	2,891,998
Toro Co.	25,774	1,841,810
Total United States		7,316,545

Total Common Stocks — 99.4%
(Cost $43,035,437)		39,480,700

See notes to financial statements.

50

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)
April 30, 2012

	Shares	Value
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $95,007)	95,007	$95,007

Investment of Cash Collateral For
Securities Loaned — 2.5%
Money Market Fund — 2.5%
BNY Mellon Overnight Government Fund
(Cost $976,954)	976,954	976,954

	Shares	Value
Total Investments — 102.1%
(Cost $44,107,398)		$40,552,661
Liabilities in Excess of Other
Assets — (2.1)%		(843,995)
Net Assets — 100.0%		$39,708,666

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $938,701; cash collateral of $976,954 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.
(c)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.

ADR — American Depository Receipt

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

51

Schedules of Investments — IQ Global Oil Small Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 98.4%
Australia — 3.2%
Caltex Australia Ltd.	5,070	$72,680
Horizon Oil Ltd.*	37,403	12,850
Total Australia		85,530

Bermuda — 0.5%
Archer Ltd.*	6,903	14,400

Canada — 9.3%
Bankers Petroleum Ltd.*	9,296	32,180
Canyon Services Group, Inc.	1,719	19,331
Cequence Energy Ltd.*	4,742	7,488
Ensign Energy Services, Inc.	4,765	68,874
Ithaca Energy, Inc.*	9,733	29,161
Ivanhoe Energy, Inc. ADR*	10,857	9,880
Southern Pacific Resource Corp.*	12,766	20,287
TransGlobe Energy Corp. ADR*	2,742	37,703
Twin Butte Energy Ltd.	7,194	19,952
Total Canada		244,856

China — 1.3%
China Automation Group Ltd.	20,986	5,789
Sinopec Shanghai Petrochemical Co.,
Ltd. Class H	85,073	29,609
Total China		35,398

Colombia — 2.1%
Petrominerales Ltd.	3,734	54,614

Finland — 2.2%
Neste Oil OYJ	4,805	56,792

France — 2.0%
Etablissements Maurel et Prom	3,162	52,606

Hong Kong — 0.4%
Sino Oil And Gas Holdings Ltd.*	395,930	9,901

Italy — 1.2%
ERG SpA	2,097	15,792
Saras SpA*	13,408	16,948
Total Italy		32,740

Japan — 3.7%
Cosmo Oil Co., Ltd.	19,296	53,651
Showa Shell Sekiyu K.K.	6,778	42,869
Total Japan		96,520

Netherlands — 9.3%
Core Laboratories NV ADR(a)	1,796	246,016

Norway — 2.9%
Det Norske Oljeselskap ASA*	2,198	31,560
DNO International ASA*	21,966	34,837
Norwegian Energy Co. ASA*	7,569	9,474
Total Norway		75,871

	Shares	Value
Common Stocks (continued)
Philippines — 0.3%
Petron Corp.	25,900	$6,552

Russia — 1.5%
Alliance Oil Co., Ltd.(a)*	4,135	38,777

Thailand — 5.6%
Bangchak Petroleum PCL	12,962	10,749
Esso Thailand PCL	44,852	17,066
IRPC PCL	374,565	53,109
Thai Oil PCL	30,687	67,362
Total Thailand		148,286

United Arab Emirates — 3.7%
Dragon Oil PLC	9,307	88,639
Exillon Energy PLC*	4,236	9,541
Total United Arab Emirates		98,180

United Kingdom — 4.4%
Max Petroleum PLC*	37,997	6,787
Nautical Petroleum PLC*	3,296	18,090
Rockhopper Exploration PLC*	10,671	58,959
Salamander Energy PLC*	5,052	20,394
Xcite Energy Ltd.*	6,960	11,754
Total United Kingdom		115,984

United States — 44.8%
Alon USA Energy, Inc.	378	3,417
Bonanza Creek Energy, Inc.*	372	8,173
BPZ Resources, Inc.(a)*	3,743	15,159
CVR Energy, Inc.*	3,252	98,731
Gulfport Energy Corp.*	1,692	44,347
Harvest Natural Resources, Inc.*	1,289	8,868
Key Energy Services, Inc.*	5,683	71,947
Kodiak Oil & Gas Corp.*	9,879	87,429
Lufkin Industries, Inc.	1,246	95,743
Magnum Hunter Resources Corp.(a)*	4,840	30,056
Oceaneering International, Inc.	4,058	209,514
PetroQuest Energy, Inc.*	2,142	12,938
Pioneer Drilling Co.*	2,309	18,195
SemGroup Corp. Class A*	1,560	49,608
Stone Energy Corp.*	1,835	51,472
Sunoco, Inc.	4,011	197,702
Tesoro Corp.*	5,221	121,388
VAALCO Energy, Inc.*	2,145	19,455
Western Refining, Inc.	2,013	38,348
Total United States		1,182,490

Total Common Stocks — 98.4%
(Cost $2,997,613)		2,595,513

See notes to financial statements.

52

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)
April 30, 2012

	Shares	Value
Warrant — 0.0%
United States — 0.0%
Magnum Hunter Resources Corp,
expiring 10/14/13*
(Cost $0)	265	$—

Short-Term Investment — 0.9%

Money Market Fund — 0.9%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $22,890)	22,890	22,890

Investment of Cash Collateral For
Securities Loaned — 12.2%
Money Market Fund — 12.2%
BNY Mellon Overnight Government Fund
(Cost $321,232)	321,232	321,232

	Shares	Value
Total Investments — 111.5%
(Cost $3,341,735)		$2,939,635
Liabilities in Excess of Other
Assets — (11.5)%		(302,999)
Net Assets — 100.0%		$2,636,636

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $313,239; cash collateral of $321,232 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.ks of April 30, 2012.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.

ADR — American Depository Receipt

K.K. — Kabushiki Kaisha

PCL — Public Company Limited

See notes to financial statements.

53

Schedules of Investments — IQ US Real Estate Small Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 99.8%
Diversified REITs — 8.8%
CapLease, Inc.	62,203	$258,142
Cousins Properties, Inc.	97,742	768,252
Investors Real Estate Trust	78,893	569,608
Redwood Trust, Inc.	73,718	861,026
Resource Capital Corp.	77,859	420,439
Total Diversified REITs		2,877,467

Hotel REITs — 12.7%
Ashford Hospitality Trust, Inc.	63,851	545,287
FelCor Lodging Trust, Inc.*	116,923	493,415
Hersha Hospitality Trust	144,090	828,517
Pebblebrook Hotel Trust	47,820	1,151,506
Sunstone Hotel Investors, Inc.*	111,333	1,135,597
Total Hotel REITs		4,154,322

Mortgage REITs — 27.0%
Anworth Mortgage Asset Corp.	126,845	854,935
ARMOUR Residential REIT, Inc.(a)	166,283	1,160,655
CreXus Investment Corp.	71,911	754,346
Dynex Capital, Inc.	50,792	478,969
Gramercy Capital Corp.*	33,670	86,532
Invesco Mortgage Capital	108,304	1,910,483
iStar Financial, Inc.(a)*	67,659	468,200
Newcastle Investment Corp.	114,358	808,511
NorthStar Realty Finance Corp.	104,256	594,259
PennyMac Mortgage Investment Trust	28,141	570,981
RAIT Financial Trust(a)	46,688	225,970
Starwood Property Trust, Inc.	43,646	910,892
Total Mortgage REITs		8,824,733

Office REITs — 17.9%
Brandywine Realty Trust	133,956	1,588,718
First Industrial Realty Trust, Inc.*	81,299	1,003,230
First Potomac Realty Trust	47,201	587,181
Franklin Street Properties Corp.	67,720	681,940
Government Properties Income Trust	33,120	769,047
Lexington Realty Trust	126,887	1,129,294
MPG Office Trust, Inc.*	40,203	84,828
Total Office REITs		5,844,238

Residential REITs — 5.1%
Associated Estates Realty Corp.	39,837	674,440
Education Realty Trust, Inc.	86,159	971,012
Total Residential REITs		1,645,452

	Shares	Value
Common Stocks (continued)
Retail REITs — 14.3%
Acadia Realty Trust	40,135	$930,329
Cedar Realty Trust, Inc.	53,346	278,466
Getty Realty Corp.(a)	25,387	401,622
Glimcher Realty Trust	127,232	1,258,324
Inland Real Estate Corp.	72,696	625,186
Pennsylvania Real Estate
Investment Trust	52,076	733,751
Ramco-Gershenson Properties Trust	36,354	437,702
Total Retail REITs		4,665,380

Specialized REITs — 14.0%
CubeSmart	114,557	1,438,836
DCT Industrial Trust, Inc.	230,827	1,368,804
Medical Properties Trust, Inc.	126,961	1,190,894
Sabra Health Care REIT, Inc.	34,602	579,239
Total Specialized REITs		4,577,773

Total Common Stocks — 99.8%
(Cost $30,792,432)		32,589,365

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Invesco Treasury Portfolio Cash
Management, 0.02%(b)
(Cost $53,747)	53,747	53,747

Investment of Cash Collateral For
Securities Loaned — 4.1%

Money Market Fund — 4.1%
BNY Mellon Overnight Government Fund
(Cost $1,341,525)	1,341,525	1,341,525

Total Investments — 104.0%
(Cost $32,187,704)		$33,984,637
Liabilities in Excess of Other
Assets — (4.0)%		(1,315,786)
Net Assets — 100.0%		$32,668,851

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,285,176; cash collateral of $1,341,525 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2012.

REITs — Real Estate Investment Trusts

See notes to financial statements.

54

Schedules of Investments — IQ Emerging Markets Mid Cap ETF
April 30, 2012

	Shares	Value
Common Stocks — 97.1%
Bermuda — 0.5%
Sihuan Pharmaceutical Holdings
Group Ltd.(a)	22,000	$8,366

Brazil — 6.4%
Anhanguera Educacional
Participacoes SA	723	9,626
BR Properties SA	1,163	14,612
Brookfield Incorporacoes SA	2,348	6,235
Companhia de Saneamento de
Minas Gerais-Copasa MG	452	10,654
Diagnosticos da America SA	1,454	10,477
Ez Tec Empreendimentos E
Participacoes SA	750	8,334
Gafisa SA	3,322	6,155
Iochpe-Maxion SA	524	9,129
Marfrig Alimentos SA	875	4,873
Mills Estruturas e Servicos de
Engenharia SA	504	6,596
Raia Drogasil SA	1,267	13,631
Rossi Residencial SA	1,488	6,268
Total Brazil		106,590

Cayman Islands — 2.3%
Bosideng International Holdings Ltd.	22,000	6,352
China Metal Recycling Holdings Ltd.	6,000	6,884
China Rongsheng Heavy Industries
Group Holdings Ltd.	32,500	8,127
NVC Lighting Holdings Ltd.	19,000	6,907
Zhen Ding Technology Holding Ltd.*	3,000	10,014
Total Cayman Islands		38,284

Chile — 4.0%
Administradora de Fondos de
Pensiones Provida SA	1,443	7,713
Inversiones Aguas Metropolitanas SA	9,061	15,988
Parque Arauco SA*	4,472	8,699
Ripley Corp. SA	7,185	8,022
Salfacorp SA	3,418	8,747
Sociedad Matriz Saam SA*	1	—
Sonda SA	3,130	9,334
Vina Concha y Toro SA	3,841	8,165
Total Chile		66,668

China — 6.5%
Ajisen (China) Holdings Ltd.	4,000	4,486
Beijing Capital International Airport
Co., Ltd., Class H	16,000	10,457
China Molybdenum Co. Ltd., Class H*	21,000	8,175
China Shanshui Cement Group	14,000	11,351
China Shipping Development Co. Ltd.,
Class H*	12,000	7,812
Dongyue Group*	10,000	7,489
Guangshen Railway Co., Ltd., Class H*	30,000	11,137
Li Ning Co. Ltd.	5,000	4,602
Renhe Commercial Holdings Co., Ltd.	64,000	3,712
Semiconductor Manufacturing
International Corp.*	180,000	8,933

	Shares	Value
Common Stocks (continued)
China (continued)
Shui On Land Ltd.	35,486	$14,866
Sinopec Shanghai Petrochemical
Co., Ltd., Class H	22,000	7,657
Springland International Holdings Ltd.	10,824	8,009
Total China		108,686

Egypt — 1.4%
Commercial International Bank
Egypt SAE	3,731	15,794
Talaat Moustafa Group*	10,455	7,316
Total Egypt		23,110

Hong Kong — 2.6%
Far East Horizon Ltd.*	12,000	9,235
Franshion Properties China Ltd.	27,608	7,616
KWG Property Holding Ltd.	12,106	8,005
Trinity Ltd.	9,089	7,604
Yingde Gases Group Co. Ltd.	10,000	11,627
Total Hong Kong		44,087

Hungary — 0.4%
Magyar Telekom
Telecommunications PLC	2,643	6,675

Indonesia — 4.7%
Bank Pembangunan Daerah Jawa
Barat Dan Banten Tbk PT	91,000	10,198
Bumi Serpong Damai PT	59,000	9,180
Global MediaCom Tbk PT	58,000	10,476
Harum Energy Tbk PT	9,500	7,391
PT Aneka Tambang Tbk	72,000	13,475
PT Lippo Karawaci Tbk	140,500	12,689
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	27,220	8,663
Salim Ivomas Pratama Tbk PT*	44,000	6,559
Total Indonesia		78,631

Malaysia — 4.9%
Berjaya Corp. Berhad	17,769	4,698
Berjaya Sports Toto Berhad	4,700	6,710
Boustead Holdings Berhad	3,400	5,876
Bursa Malaysia Berhad	3,900	8,699
Dialog Group Berhad	10,960	8,186
Gamuda Berhad	12,600	14,823
Genting Plantations Berhad	2,600	8,077
IGB Corp. Berhad	7,700	6,972
Kencana Petroleum Berhad*	10,000	10,905
SP Setia Berhad	5,422	6,486
Total Malaysia		81,432

Mexico — 3.5%
Bolsa Mexicana de Valores SAB de CV	5,301	10,609
Genomma Lab Internacional
SAB de CV, Class B*	4,603	8,104
Grupo Aeroportuario del Pacifico
SAB de CV, Class B	4,545	17,710

See notes to financial statements.

55

Schedules of Investments — IQ Emerging Markets Mid Cap ETF (continued)
April 30, 2012

	Shares	Value
Common Stocks (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste
SAB de CV, Class B	1,723	$14,166
Industrias CH SAB de CV, Class B*	1,707	7,756
Total Mexico		58,345

Peru — 0.6%
Grana y Montero SA	2,866	9,732

Philippines — 3.4%
Energy Development Corp.	60,847	8,503
International Container Terminal
Services, Inc.	8,440	13,593
Jollibee Foods Corp.	3,460	9,186
Lepanto Consolidated Mining*	106,000	3,841
Philex Mining Corp.	17,700	10,460
Robinsons Land Corp.	25,400	10,420
Total Philippines		56,003

Poland — 1.3%
Cyfrowy Polsat SA*	1,569	6,921
Enea SA	1,236	6,526
Synthos SA	3,855	7,457
Total Poland		20,904

Russia — 0.4%
Aeroflot — Russian Airlines OJSC	4,355	7,009

South Africa — 9.9%
Adcock Ingram Holdings Ltd.	892	7,017
Aveng Ltd.	2,611	13,395
AVI Ltd.	1,523	9,472
Barloworld Ltd.	1,274	16,110
Clicks Group Ltd.	1,407	8,492
JD Group Ltd.	1,113	6,980
Nampak Ltd.	4,911	14,226
Netcare Ltd.	7,834	14,202
Northam Platinum Ltd.	1,717	7,391
Pick n Pay Stores Ltd.	1,839	10,685
Pretoria Portland Cement Co., Ltd.	3,218	12,864
Reunert Ltd.	1,228	11,408
Sappi Ltd.*	3,176	11,544
Spar Group Ltd.	1,023	16,044
Telkom South Africa Ltd.	2,054	6,303
Total South Africa		166,133

South Korea — 13.8%
BS Financial Group, Inc.	1,163	11,989
Cheil Worldwide, Inc.	670	11,679
DGB Financial Group, Inc.	910	10,669
Dongbu Insurance Co., Ltd.	340	13,599
Dongkuk Steel Mill Co., Ltd.	510	7,965
Hanjin Shipping Co., Ltd.*	580	7,980
Hanwha Corp.	430	11,034
Hotel Shilla Co., Ltd.	250	11,702
Hyosung Corp.	233	11,937
Hyundai Development Co.	373	7,872
Hyundai Hysco Co., Ltd.	220	7,777

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hyundai Marine & Fire
Insurance Co., Ltd.	570	$14,627
Hyundai Securities Co., Ltd.*	1,540	12,728
Kolon Industries, Inc.	116	6,426
Korean Reinsurance Co.	561	6,801
Kumho Tire Co., Inc.*	740	9,233
LG Innotek*	77	5,546
LG International Corp.	213	8,726
LG Uplus Corp.	1,576	7,823
Samsung Fine Chemicals Co., Ltd.	192	9,225
SK Networks Co., Ltd.	920	7,603
SKC Co., Ltd.	144	4,988
Woongjin Coway Co., Ltd.	390	12,493
Woori Investment & Securities Co., Ltd.*	1,000	9,910
Total South Korea		230,332

Taiwan — 24.0%
Advantech Co., Ltd.	3,000	10,189
Chicony Electronics Co., Ltd.	5,000	9,758
China Airlines Ltd.	19,000	7,383
China Life Insurance Co., Ltd.	14,280	12,760
China Petrochemical
Development Corp.	11,000	11,110
E Ink Holdings, Inc.	6,000	6,574
Epistar Corp.	6,000	14,585
EVA Airways Corp.	12,000	7,210
Evergreen Marine Corp.	11,999	7,066
Far Eastern Department Stores, Ltd.	6,720	7,247
Formosa Taffeta Co., Ltd.	8,000	7,559
Giant Manufacturing Co., Ltd.	2,000	10,066
Highwealth Construction Corp.	7,000	11,743
Hiwin Technologies Corp.	2,000	18,967
Inventec Corp.	21,000	8,088
KGI Securities Co., Ltd.	30,950	14,305
Kinsus Interconnect Technology Corp.	1,953	6,138
LCY Chemical Corp.	4,000	6,176
Macronix International Co., Ltd.	26,000	8,581
Nan Kang Rubber Tire Co., Ltd.	5,000	7,344
Novatek Microelectronics Corp.	3,890	11,787
Pou Chen Corp.	20,000	17,153
Powertech Technology, Inc.	4,400	7,479
Radiant Opto-Electronics Corp.	3,000	12,633
Ruentex Industries Ltd.	5,000	8,713
Shin Kong Financial Holding Co., Ltd.*	54,000	16,010
Simplo Technology Co., Ltd.	1,867	14,382
Taishin Financial Holding Co., Ltd.	51,760	20,024
Taiwan Business Bank Co., Ltd.	30,000	9,121
Taiwan Fertilizer Co. Ltd.	6,000	14,380
Taiwan Glass Industry Corp.	9,000	8,967
TECO Electric And Machinery Co., Ltd. .	13,000	9,525
Tripod Technology Corp.	3,440	10,129
TSRC Corp.	4,400	10,650
Unimicron Technology Corp.	9,000	10,245
Walsin Lihwa Corp.	29,000	8,449
Wintek Corp.	9,598	6,260
WPG Holdings Ltd.	9,440	12,895
Total Taiwan		401,651

See notes to financial statements.

56

Schedules of Investments — IQ Emerging Markets Mid Cap ETF (continued)
April 30, 2012

	Shares	Value
Common Stocks (continued)
Thailand — 5.0%
Electricity Generating PCL	2,863	$9,217
Glow Energy PCL	3,714	8,123
Home Product Center PCL	16,500	7,512
Land And Houses PCL	28,700	7,420
Minor International PCL	27,830	12,761
Robinson Department Store PCL	4,000	6,927
Thai Union Frozen Products PCL	4,500	10,646
TMB Bank PCL	221,700	12,257
True Corp. PCL*	66,700	7,982
Total Thailand		82,845

Turkey — 1.5%
TAV Havalimanlari Holding AS*	1,694	8,899
Turk Hava Yollari Anonim Ortakligi*	7,108	10,871
Turkiye Sise ve Cam Fabrikalari AS	3,385	5,773
Total Turkey		25,543

Total Common Stocks — 97.1%
(Cost $1,838,547)		1,621,026
Right — 0.0%(b)
Thailand — 0.0%(b)
Thai Union Frozen Products Public
Company Ltd.*
(Cost $0)	900	666

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 0.5%
Money Market Fund — 0.5%
BNY Mellon Overnight Government Fund
(Cost $8,360)	8,360	$8,360

Total Investments — 97.6%
(Cost $1,846,907)		$1,630,052
Other Assets in Excess
of Liabilities — 2.4%(c)		39,674
Net Assets — 100.0%		$1,669,726

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of the security on loan is $7,948; cash collateral of $8,360 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Less than 0.05%
(c)	Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

PCL — Public Company Limited

Total return swap contracts outstanding at April 30, 2012:

Total Return Benchmark	Annual Financing Rate Received	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Housing Development & Infrastructure Ltd.	2.09%	07/17/13	$9,421	$15
Reliance Capital Ltd.	2.09%	07/17/13	5,691	3
Satyam Computer Services Ltd.	2.09%	07/17/13	8,112	11
Unitech Ltd.	2.09%	07/17/13	6,088	(23)
Yes Bank Ltd.	2.09%	07/17/13	11,386	(21)
				$(15)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from or pays fees to, the counterparty, depending upon the total return of the security, and the agreed-upon financing rate.

See notes to financial statements.

57

Statements of Assets and Liabilities
April 30, 2012

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF		IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$212,301,218	$56,030,582		$30,652,759	$70,484,685	$25,557,343
Investments, at value (including
securities on loan)[1]	$214,832,845	$56,909,520		$30,796,358	$69,462,114	$26,469,484
Cash	27,754	—		—	—	—
Foreign currency[2]	—	—		—	5,441	13,489
Cash deposited at broker for
futures collateral	1,146,600	107,750		—	842,500	219,500
Cash deposited at broker for
swap collateral	5,700,515	—		—	—	—
Receivable for investments sold	2,307,396	—		—	2,093	655,389
Variation margin receivable	21,525	12,870		—	61,100	15,915
Dividend and interest receivable	10,045	2,043		1,173	175,814	3,074
Total Assets	224,046,680	57,032,183		30,797,531	70,549,062	27,376,851

Liabilities
Collateral for securities on loan
(Note 2)	23,898,639	6,488,800		3,244,220	2,441,356	1,333,634
Payable for capital shares
redeemed	2,771,456	—		—	—	—
Advisory fees payable	122,112	30,740		10,530	41,410	15,864
Compliance fees payable	116	26		15	57	17
Due to broker	836,392	23,794		—	—	—
Due to custodian	—	12,900		—	27,682	8,395
Accrued expenses and other liabilities	2,557	358		54	54	54
Total Liabilities	27,631,272	6,556,618		3,254,819	2,510,559	1,357,964
Net Assets	$196,415,408	$50,475,565		$27,542,712	$68,038,503	$26,018,887

Composition of Net Assets
Paid-in capital	$208,708,217	$51,699,555		$27,551,354	$80,692,292	$26,861,595
Undistributed (accumulated) net
investment income (loss)	659,666	152,347		(1,837)	507,525	(126,487)
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures contracts
and foreign currency translations	(15,540,698)	(2,245,669)		(150,404)	(12,234,659)	(1,648,237)
Net unrealized appreciation
(depreciation) on investments, swap
transactions, futures contracts and
foreign currency translations	2,588,223	869,332		143,599	(926,655)	932,016
Net Assets	$196,415,408	$50,475,565		$27,542,712	$68,038,503	$26,018,887

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	7,100,000	1,850,000		1,050,000	2,350,000	1,000,000
Net Asset Value	$27.66	$27.28		$26.23	$28.95	$26.02

[1] Market value of securities on loan:	$23,293,149	$6,321,194		$3,162,781	$2,320,861	$1,266,639
[2] Cost of foreign currency:	$—	$—	$		$5,435	$13,210

See notes to financial statements.

58

Statements of Assets and Liabilities (continued)
April 30, 2012

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost:	$19,873,223	$45,185,189	$7,552,243	$44,107,398
Investments, at value (including securities on loan)[1]	$17,780,041	$36,834,880	$7,263,713	$40,552,661
Foreign currency[2]	8,346	242,225	65,400	5,317
Dividend and interest receivable	23,417	14,395	14,071	152,307
Total Assets	17,811,804	37,091,500	7,343,184	40,710,285

Liabilities
Collateral for securities on loan (Note 2)	1,498,535	5,656,632	—	976,954
Due to custodian	27,040	8,026	—	—
Advisory fees payable	9,086	17,525	4,849	24,517
Compliance fees payable	41	142	13	94
Accrued expenses and other liabilities	54	54	54	54
Total Liabilities	1,534,756	5,682,379	4,916	1,001,619
Net Assets	$16,277,048	$31,409,121	$7,338,268	$39,708,666

Composition of Net Assets
Paid-in capital	$21,324,297	$47,261,493	$9,959,401	$45,727,854
Undistributed (accumulated) net investment
income (loss)	44,532	59,348	(156)	83,218
Undistributed (accumulated) net realized gain (loss)
on investments, swap transactions, futures contracts and foreign currency translations	(2,998,631)	(7,570,015)	(2,332,855)	(2,551,772)
Net unrealized appreciation (depreciation) on
investments, swap transactions, futures contracts
and foreign currency translations	(2,093,150)	(8,341,705)	(288,122)	(3,550,634)
Net Assets	$16,277,048	$31,409,121	$7,338,268	$39,708,666

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited
shares authorized)	700,000	1,200,000	300,000	1,600,000
Net Asset Value	$23.25	$26.17	$24.46	$24.82

[1] Market value of securities on loan:	$1,414,891	$5,342,112	$—	$938,701
[2] Cost of foreign currency:	$8,358	$233,630	$65,032	$5,321

See notes to financial statements.

59

Statements of Assets and Liabilities (continued)
April 30, 2012

	IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
Assets
Investments, at cost:	$3,341,735	$32,187,704	$1,846,907
Investments, at value (including securities on loan)[1]	$2,939,635	$33,984,637	$1,630,052
Cash	1,372	—	—
Foreign currency[2]	14,507	—	65,902
Unrealized appreciation on swap transactions	—	—	29
Dividend and interest receivable	4,156	43,803	3,330
Total Assets	2,959,670	34,028,440	1,699,313

Liabilities
Unrealized depreciation on swap transactions	—	—	44
Due to custodian	—	—	16,068
Collateral for securities on loan (Note 2)	321,232	1,341,525	8,360
Advisory fees payable	1,757	18,064	1,035
Compliance fees payable	—	—	5
Due to broker	—	—	4,030
Accrued expenses and other liabilities	45	—	45
Total Liabilities	323,034	1,359,589	29,587
Net Assets	$2,636,636	$32,668,851	$1,669,726

Composition of Net Assets
Paid-in capital	$3,109,053	$30,929,256	$2,278,322
Undistributed (accumulated) net investment income (loss)	10,305	154,244	71,233
Undistributed (accumulated) net realized gain (loss) on
investments, swap transactions, futures contracts and
foreign currency translations	(80,835)	(211,582)	(462,102)
Net unrealized appreciation (depreciation) on investments,
swap transactions, futures contracts and foreign currency translations	(401,887)	1,796,933	(217,727)
Net Assets	$2,636,636	$32,668,851	$1,669,726

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	150,000	1,600,000	100,000
Net Asset Value	$17.58	$20.42	$16.70

[1] Market value of securities on loan:	$313,239	$1,285,176	$7,948
[2] Cost of foreign currency:	$14,406	$—	$66,747

See notes to financial statements.

60

Statements of Operations
For the period ended April 30, 2012

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$3,730,507	$706,055	$84,826	$1,421,437	$149,341
Interest income	6	—	—	—	22
Securities lending income, net
(Note 2)	13,150	2,395	1,759	9,930	499
Total investment income	3,743,663	708,450	86,585	1,431,367	149,862

Expenses
Advisory fees	1,209,116	241,971	96,162	520,268	173,536
Trustee fees	3,830	737	503	1,762	576
Compliance fees	1,561	308	193	700	228
Miscellaneous	58	59	59	374	58
Total expenses	1,214,565	243,075	96,917	523,104	174,398
Net investment income (loss)	2,529,098	465,375	(10,332)	908,263	(24,536)

Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(3,632,599)	(1,350,336)	(198,487)	(12,487,957)	(238,134)
In-Kind redemptions	6,743,055	977,809	693,630	6,765,184	247,467
Swap transactions	(1,366,601)	(23,794)	—	—	—
Distributions by other investment
companies	78,616	5,418	—	—	—
Futures contracts	(1,882,294)	(15,530)	—	(175,358)	(105,112)
Foreign currency translations	—	—	—	(141,242)	(14,637)
Net realized gain (loss)	(59,823)	(406,433)	495,143	(6,039,373)	(110,416)
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	(713,139)	(651,985)	16,786	(5,196,743)	392,628
Futures contracts	230,639	58,791	—	925,613	328,605
Foreign currency translations	—	—	—	1,259	(726)
Net change in net unrealized
appreciation (depreciation)	(482,500)	(593,194)	16,786	(4,269,871)	720,507
Net realized and unrealized
gain (loss)	(542,323)	(999,627)	511,929	(10,309,244)	610,091
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,986,775	$(534,252)	$501,597	$(9,400,981)	$585,555

*Net of foreign taxes withheld of:	$—	$—	$—	$93,642	$6,882

See notes to financial statements.

61

Statements of Operations (continued)
For the period ended April 30, 2012

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$739,115	$620,975	$89,847	$713,826
Interest income	—	—	—	—
Securities lending income, net (Note 2)	2,468	4,457	—	4,400
Total investment income	741,583	625,432	89,847	718,226

Expenses
Advisory fees	160,923	346,292	95,242	327,842
Trustee fees	657	1,433	335	1,122
Compliance fees	262	612	130	476
Miscellaneous	63	61	60	35
Total expenses	161,905	348,398	95,767	329,475
Net investment income (loss)	579,678	277,034	(5,920)	388,751

Realized and Unrealized Gain (Loss) on
Investments, Swap transactions, Futures
Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(2,864,464)	(4,606,141)	(2,196,207)	(2,551,762)
In-Kind redemptions	118,333	(2,962,019)	—	1,425,617
Foreign currency translations	(25,475)	(49,464)	(30,448)	(45,074)
Net realized gain (loss)	(2,771,606)	(7,617,624)	(2,226,655)	(1,171,219)
Net change in net unrealized appreciation
(depreciation) on:
Investment securities	(4,773,070)	(14,993,791)	(2,033,135)	(4,996,398)
Foreign currency translations	(9,363)	8,070	(1,749)	3,665
Net change in net unrealized appreciation
(depreciation)	(4,782,433)	(14,985,721)	(2,034,884)	(4,992,733)
Net realized and unrealized gain (loss)	(7,554,039)	(22,603,345)	(4,261,539)	(6,163,952)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(6,974,361)	$(22,326,311)	$(4,267,459)	$(5,775,201)

*Net of foreign taxes withheld of:	$9,272	$109,580	$17,813	$62,097

See notes to financial statements.

62

Statements of Operations (continued)
For the period ended April 30, 2012

	IQ Global Oil Small Cap ETF**	IQ US Real Estate Small Cap ETF**	IQ Emerging Markets Mid Cap ETF**
Investment Income
Dividend income*	$38,018	$557,764	$40,998
Interest income	—	4	—
Securities lending income, net (Note 2)	137	537	12
Total investment income	38,155	558,305	41,010

Expenses
Advisory fees	14,447	75,269	13,351
Trustee fees	44	137	50
Compliance fees	16	39	23
Miscellaneous	61	45	141
Total expenses	14,568	75,490	13,565
Net investment income (loss)	23,587	482,815	27,445

Realized and Unrealized Gain (Loss) on Investments, Swap transactions, Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(80,822)	(212,653)	(342,489)
In-Kind redemptions	151,812	792,669	(126,569)
Swap transactions	—	—	(47,076)
Foreign currency translations	(917)	—	(5,359)
Net realized gain (loss)	70,073	580,016	(521,493)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(402,100)	1,796,933	(216,855)
Swap transactions	—	—	(15)
Foreign currency translations	213	—	(857)
Net change in net unrealized appreciation (depreciation)	(401,887)	1,796,933	(217,727)
Net realized and unrealized gain (loss)	(331,814)	2,376,949	(739,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(308,227)	$2,859,764	$(711,775)

*Net of foreign taxes withheld of:	$4,068	$—	$8,477

**	Commencement of operations for the IQ Global Oil Small Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF was May 4, 2011, June 13, 2011 and July 12, 2011, respectively.

See notes to financial statements.

63

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Real Return ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2012	2011	2012	2011	2012	2011
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$2,529,098	$2,505,702	$465,375	$289,455	$(10,332)	$(36,642)
Net realized gain (loss)	(59,823)	3,268,113	(406,433)	383,464	495,143	202,114
Net change in net unrealized
appreciation (depreciation)	(482,500)	(1,235,296)	(593,194)	942,888	16,786	135,743
Net increase (decrease) in net
assets resulting from
operations	1,986,775	4,538,519	(534,252)	1,615,807	501,597	301,215

Dividends and Distributions to
Shareholders from:
Net investment income	(2,465,773)	(1,865,556)	(349,947)	(133,209)	—	(1,985)
Net realized gains	—	—	—	—	(70,733)	—
Total dividends and distributions
to shareholders	(2,465,773)	(1,865,556)	(349,947)	(133,209)	(70,733)	(1,985)

Capital Share Transactions
Proceeds from shares created	180,656,444	166,884,050	43,686,434	38,032,383	38,986,694	12,661,434
Cost of shares redeemed	(114,838,725)	(131,119,714)	(20,628,831)	(21,827,239)	(24,689,903)	(13,889,238)
Net increase (decrease) from
capital share transactions	65,817,719	35,764,336	23,057,603	16,205,144	14,296,791	(1,227,804)
Total increase (decrease) in
net assets	65,338,721	38,437,299	22,173,404	17,687,742	14,727,655	(928,574)

Net Assets
Beginning of period	131,076,687	92,639,388	28,302,161	10,614,419	12,815,057	13,743,631
End of period	$196,415,408	$131,076,687	$50,475,565	$28,302,161	$27,542,712	$12,815,057
Including undistributed
(accumulated) net investment
income (loss) as follows:	$659,666	$729,719	$152,347	$48,478	$(1,837)	$3,712

Changes in Shares Outstanding
Shares outstanding, beginning
of period	4,704,000	3,404,000	1,000,000	400,000	500,000	550,000
Shares created	6,550,000	6,100,000	1,600,000	1,400,000	1,500,000	500,000
Shares redeemed	(4,154,000)	(4,800,000)	(750,000)	(800,000)	(950,000)	(550,000)
Shares outstanding, end
of period	7,100,000	4,704,000	1,850,000	1,000,000	1,050,000	500,000

See notes to financial statements.

64

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2012	2011	2012	2011	2012	2011
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$908,263	$335,090	$(24,536)	$10,611	$579,678	$719,662
Net realized gain (loss)	(6,039,373)	5,593,935	(110,416)	(686,091)	(2,771,606)	1,180,666
Net change in net unrealized
appreciation (depreciation)	(4,269,871)	2,864,190	720,507	(117,699)	(4,782,433)	2,671,270
Net increase (decrease) in net
assets resulting from
operations	(9,400,981)	8,793,215	585,555	(793,179)	(6,974,361)	4,571,598

Dividends and Distributions to
Shareholders from:
Net investment income	(448,866)	(167,873)	—	(10,811)	(1,324,792)	(401,850)
Net realized gains	(735,042)	(246,632)	—	(301,245)	(637,635)	(36,342)
Total dividends and distributions
to shareholders	(1,183,908)	(414,505)	—	(312,056)	(1,962,427)	(438,192)

Capital Share Transactions
Proceeds from shares created	78,029,100	127,436,513	13,762,318	17,793,474	5,004,467	34,516,704
Cost of shares redeemed	(79,259,307)	(64,210,652)	(11,249,742)	(25,369,787)	(23,113,382)	(4,300,185)
Net increase (decrease) from
capital share transactions	(1,230,207)	63,225,861	2,512,576	(7,576,313)	(18,108,915)	30,216,519
Total increase (decrease) in
net assets	(11,815,096)	71,604,571	3,098,131	(8,681,548)	(27,045,703)	34,349,925

Net Assets
Beginning of period	79,853,599	8,249,028	22,920,756	31,602,304	43,322,751	8,972,826
End of period	$68,038,503	$79,853,599	$26,018,887	$22,920,756	$16,277,048	$43,322,751
Including undistributed
(accumulated) net investment
income (loss) as follows:	$507,525	$189,362	$(126,487)	$(50,878)	$44,532	$470,327

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,400,000	300,000	900,000	1,200,000	1,400,000	350,000
Shares created	2,650,000	4,250,000	550,000	700,000	200,000	1,200,000
Shares redeemed	(2,700,000)	(2,150,000)	(450,000)	(1,000,000)	(900,000)	(150,000)
Shares outstanding, end
of period	2,350,000	2,400,000	1,000,000	900,000	700,000	1,400,000

See notes to financial statements.

65

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ South Korea Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2012	2011	2012	2011
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$277,034	$182,010	$(5,920)	$19,896
Net realized gain (loss)	(7,617,624)	1,496,712	(2,226,655)	39,988
Net change in net unrealized appreciation
(depreciation)	(14,985,721)	6,520,343	(2,034,884)	1,661,728
Net increase (decrease) in net assets resulting
from operations	(22,326,311)	8,199,065	(4,267,459)	1,721,612
Dividends and Distributions to Shareholders from:
Net investment income	(400,361)	(468,240)	(36,683)	(4,475)
Net realized gains	—	—	(143,892)	(4,965)
Total dividends and distributions to shareholders	(400,361)	(468,240)	(180,575)	(9,440)
Capital Share Transactions
Proceeds from shares created	6,200,746	126,075,670	5,253,526	11,914,215
Cost of shares redeemed	(72,557,289)	(22,420,896)	(9,643,684)	—
Net increase (decrease) from capital share
transactions	(66,356,543)	103,654,774	(4,390,158)	11,914,215
Total increase (decrease) in net assets	(89,083,215)	111,385,599	(8,838,192)	13,626,387
Net Assets
Beginning of period	120,492,336	9,106,737	16,176,460	2,550,073
End of period	$31,409,121	$120,492,336	$7,338,268	$16,176,460
Including undistributed (accumulated) net investment
income (loss) as follows:	$59,348	$(94,035)	$(156)	$3,214
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,400,000	350,000	500,000	100,000
Shares created	200,000	3,750,000	150,000	400,000
Shares redeemed	(2,400,000)	(700,000)	(350,000)	—
Shares outstanding, end of period	1,200,000	3,400,000	300,000	500,000

See notes to financial statements.

66

Statements of Changes in Net Assets (continued)

	IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
	For the Year Ended April 30, 2012	For the Period March 21, 2011* to April 30, 2011	For the Period May 4, 2011* to April 30, 2012	For the Period June 13, 2011* to April 30, 2012	For the Period July 12, 2011* to April 30, 2012
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$388,751	$72,410	$23,587	$482,815	$27,445
Net realized gain (loss)	(1,171,219)	(1,715)	70,073	580,016	(521,493)
Net change in net unrealized
appreciation (depreciation)	(4,992,733)	1,442,099	(401,887)	1,796,933	(217,727)
Net increase (decrease) in net assets
resulting from operations	(5,775,201)	1,512,794	(308,227)	2,859,764	(711,775)

Dividends and Distributions to
Shareholders from:
Net investment income	(331,760)	—	(12,378)	(328,571)	(23,390)
Net realized gains	—	—	—	—	—
Total dividends and distributions
to shareholders	(331,760)	—	(12,378)	(328,571)	(23,390)

Capital Share Transactions
Proceeds from shares created	18,729,999	53,326,443	5,640,912	42,206,389	4,015,365
Cost of shares redeemed	(27,753,609)	—	(2,683,671)	(12,068,731)	(1,610,474)
Net increase (decrease) from capital
share transactions	(9,023,610)	53,326,443	2,957,241	30,137,658	2,404,891
Total increase (decrease) in net assets	(15,130,571)	54,839,237	2,636,636	32,668,851	1,669,726

Net Assets
Beginning of period	54,839,237	—	—	—	—
End of period	$39,708,666	$54,839,237	$2,636,636	$32,668,851	$1,669,726
Including undistributed (accumulated)
net investment income as follows:	$83,218	$70,695	$10,305	$154,244	$71,233

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,000,000	—	—	—	—
Shares created	750,000	2,000,000	300,000	2,250,000	200,000
Shares redeemed	(1,150,000)	—	(150,000)	(650,000)	(100,000)
Shares outstanding, end of period	1,600,000	2,000,000	150,000	1,600,000	100,000

* Commencement of operations.

See notes to financial statements.

67

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF				IQ Hedge Macro Tracker ETF			IQ Real Return ETF
	For the Year Ended April 30,			For the Period March 24, 2009[1] to April 30,	For the Year Ended April 30,		For the Period June 8 2009[1] to April 30,	For the Year Ended April 30,		For the Period October 26, 2009[1] to April 30,
	2012	2011	2010	2009	2012	2011	2010	2012	2011	2010
Net asset value,
beginning of period	$27.86	$27.21	$25.41	$25.00	$28.30	$26.54	$25.00	$25.63	$24.99	$25.00

Income from Investment
Operations
Net investment
income (loss)[2]	0.43	0.61	0.52	0.02	0.39	0.38	0.26	(0.01)	(0.08)	(0.02)
Net realized and
unrealized gain (loss)
on investments	(0.27)	0.45	1.51	0.39	(1.14)	1.53	1.53	0.66	0.72	0.01
Distributions of net
realized gains by
other investment
companies	0.01	0.00 [3]	—	—	0.00 [3]	0.00 [3]	—	—	—	—
Net increase (decrease)
in net assets resulting
from investment
operations	0.17	1.06	2.03	0.41	(0.75)	1.91	1.79	0.65	0.64	(0.01)

Distributions from:
Net investment
income	(0.37)	(0.41)	(0.23)	—	(0.27)	(0.15)	(0.25)	—	(0.00)[4]	—
Net realized gains	—	—	—	—	—	—	—	(0.05)	—	—
Total distributions from
net investment income
and realized gains	(0.37)	(0.41)	(0.23)	—	(0.27)	(0.15)	(0.25)	(0.05)	(0.00)[4]	—
Net asset value, end
of period	$27.66	$27.86	$27.21	$25.41	$27.28	$28.30	$26.54	$26.23	$25.63	$24.99

Total Return
Total investment return
based on net
asset value[5]	0.65%	3.95%	8.00%	1.64%	(2.61)%	7.21%	7.16%	2.56%	2.58%	(0.04)%

Ratios/Supplemental Data
Net assets, end of
period (000’s
omitted)	$196,415	$131,077	$92,639	$11,536	$50,476	$28,302	$10,614	$27,543	$12,815	$13,744
Ratio to average net
assets of:
Expenses	0.75%	0.77%	0.77%	0.13%[6]	0.75%	0.77%	0.76%[7]	0.48%	0.49%	0.50%[7]
Net investment
income (loss)	1.57%	2.23%	1.93%	0.08%[6]	1.44%	1.41%	1.10%[7]	(0.05)%	(0.32)%	(0.14)%[7]
Portfolio turnover rate[8]	90%	145%	169%	0%[9]	108%	54%	77%	62%	52%	44%

See footnotes on page 71.

See notes to financial statements.

68

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF			IQ Merger Arbitrage ETF			IQ Australia Small Cap ETF
	For the Year Ended April 30,		For the Period October 26, 2009[1] to April 30,	For the Year Ended April 30,		For the Period November 16, 2009[1] to April 30,	For the Year Ended April 30,		For the Period March 22, 2010[1] to April 30,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Net asset value, beginning
of period	$33.27	$27.50	$25.00	$25.47	$26.34	$25.00	$30.94	$25.64	$25.00

Income from Investment
Operations
Net investment income (loss)[2]	0.39	0.29	0.12	(0.03)	0.01	0.03	0.64	1.03	0.03
Net realized and unrealized gain
(loss) on investments	(4.17)	5.78	2.42	0.58	(0.55)	1.31	(5.71)	4.76	0.61
Net increase (decrease) in
net assets resulting from
investment operations	(3.78)	6.07	2.54	0.55	(0.54)	1.34	(5.07)	5.79	0.64

Distributions from:
Net investment income	(0.20)	(0.12)	(0.04)	—	(0.01)	(0.00)[4]	(1.77)	(0.45)	—
Net realized gains	(0.34)	(0.18)	—	—	(0.32)	—	(0.85)	(0.04)	—
Total distributions from net
investment income and
realized gains	(0.54)	(0.30)	(0.04)	—	(0.33)	(0.00)[4]	(2.62)	(0.49)	—
Net asset value, end of period	$28.95	$33.27	$27.50	$26.02	$25.47	$26.34	$23.25	$30.94	$25.64

Total Return
Total investment return based on
net asset value[5]	(11.30)%	22.17%	10.18%	2.16%	(2.03)%	5.37%	(15.08)%	22.71%	2.56%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$68,039	$79,854	$8,249	$26,019	$22,921	$31,602	$16,277	$43,323	$8,973
Ratio to average net assets of:
Expenses	0.75%	0.76%	0.79%[7]	0.75%	0.76%	0.77%[7]	0.69%	0.69%	0.71%[7]
Net investment income (loss)	1.31%	0.94%	0.93%[7]	(0.11)%	0.04%	0.22%[7]	2.49%	3.72%	1.09%[7]
Portfolio turnover rate[8]	178%	117%	158%	365%	365%	141%	42%	49%	0%[9]

See footnotes on page 71.

See notes to financial statements.

69

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF			IQ South Korea Small Cap ETF
	For the Year Ended April 30,		For the Period March 22, 2010[1] to April 30,	For the Year Ended April 30,		For the Period April 13, 2010[1] to April 30,
	2012	2011	2010	2012	2011	2010
Net asset value, beginning of period	$35.44	$26.02	$25.00	$32.35	$25.50	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.16	0.14	(0.01)	(0.01)	0.09	(0.01)
Net realized and unrealized gain (loss) on
investments	(9.12)	9.75	1.03	(7.36)	6.80	0.51
Net increase (decrease) in net assets resulting
from investment operations	(8.96)	9.89	1.02	(7.37)	6.89	0.50
Distributions from:
Net investment income	(0.31)	(0.47)	—	(0.11)	(0.02)	—
Net realized gains	—	—	—	(0.41)	(0.02)	—
Total distributions from net investment income
and realized gains	(0.31)	(0.47)	—	(0.52)	(0.04)	—
Net asset value, end of period	$26.17	$35.44	$26.02	$24.46	$32.35	$25.50
Total Return
Total investment return based on net asset value[5]	(25.24)%	38.15%	4.08%	(22.87)%	27.04%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,409	$120,492	$9,107	$7,338	$16,176	$2,550
Ratio to average net assets of:
Expenses	0.69%	0.69%	0.71%[7]	0.79%	0.80%	0.79%[7]
Net investment income (loss)	0.55%	0.44%	(0.20)%[7]	(0.05)%	0.31%	(0.79)%[7]
Portfolio turnover rate[8]	37%	52%	0%	99%	73%	1%

See footnotes on page 71.

See notes to financial statements.

70

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF	IQ Emerging Markets Mid Cap ETF
	For the Year Ended April 30, 2012	For the Period March 21, 2011[1] to April 30, 2011	For the Period May 4, 2011[1] to April 30, 2012	For the Period June 13, 2011[1] to April 30, 2012	For the Period July 12, 2011[1] to April 30, 2012
Net asset value, beginning of period	$27.42	$25.40	$19.56	$19.91	$19.67

Income from Investment Operations
Net investment income[2]	0.22	0.06	0.21	0.73	0.21
Net realized and unrealized gain (loss)
on investments	(2.61)	1.96	(2.07)	0.37	(2.95)
Net increase (decrease) in net assets resulting
from investment operations	(2.39)	2.02	(1.86)	1.10	(2.74)

Distributions from:
Net investment income	(0.21)	—	(0.12)	(0.59)	(0.23)
Net realized gains	—	—	—	—	—
Total distributions from net investment income
and realized gains	(0.21)	—	(0.12)	(0.59)	(0.23)
Net asset value, end of period	$24.82	$27.42	$17.58	$20.42	$16.70

Total Return
Total investment return based on net
asset value[5]	(8.64)%	7.95%	(9.40)%	6.05%	(13.74)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$39,709	$54,839	$2,637	$32,669	$1,670
Ratio to average net assets of:
Expenses	0.75%	0.75%[7]	0.75%[7]	0.69%[7]	0.76%[7]
Net investment income (loss)	0.89%	1.96%[7]	1.22%[7]	4.43%[7]	1.54%[7]
Portfolio turnover rate[8]	26%	0%	10%	11%	72%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.
9	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%

See notes to financial statements.

71

Notes to Financial Statements
April 30, 2012

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of twelve active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ South Korea Small Cap ETF commenced operations on April 13, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011 and IQ Emerging Markets Mid Cap ETF commenced operations on July 12, 2011.

IQ Hong Kong Small Cap ETF, IQ Japan Mid Cap ETF and IQ Taiwan Small Cap ETF were liquidated on December 29, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The investment objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The investment objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

72

Notes to Financial Statements (continued)
April 30, 2012

The investment objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The investment objective of the IQ South Korea Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ South Korea Small Cap Index, developed by IndexIQ. The objective of the IQ South Korea Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in South Korea.

The investment objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The investment objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The investment objective of the IQ US Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ US Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ US Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

The investment objective of the IQ Emerging Markets Mid Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Emerging Markets Mid Cap Index, developed by IndexIQ. The objective of the IQ Emerging Markets Mid Cap Index is to track the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the emerging markets.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) of each Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities, investment funds and futures traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

73

Notes to Financial Statements (continued)
April 30, 2012

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on ETFs is taken from the exchange where the security is primarily traded.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the year ended April 30, 2012. Level 3 transfers and the reasons for these transfers are detailed in the Level 3 reconciliation.

74

Notes to Financial Statements (continued)
April 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2012 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$164,110,652	$—	$—		$164,110,652
Other Financial Instruments**	193,227	—	—		193,227
Short-Term Investments	50,722,193	—	—		50,722,193
Total	$215,026,072	$—	$—		$215,026,072
Liabilities
Other Financial Instruments**	(136,631)	—	—		(136,631)
Total	$(136,631)	$—	$—		$(136,631)

IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$47,950,575	$—	$—		$47,950,575
Other Financial Instruments**	3,760	—	—		3,760
Short-Term Investments	8,958,945	—	—		8,958,945
Total	$56,913,280	$—	$—		$56,913,280
Liabilities
Other Financial Instruments**	(13,366)	—	—		(13,366)
Total	$(13,366)	$—	$—		$(13,366)
IQ Real Return ETF
Assets
Investment Companies*	$27,546,015	$—	$—		$27,546,015
Short-Term Investments	3,250,343	—	—		3,250,343
Total	$30,796,358	$—	$—		$30,796,358
IQ Global Resources ETF
Assets
Common Stocks†	$60,701,625	$—	$—		$60,701,625
Other Financial Instruments**	108,495	—	—		108,495
Short-Term Investments	8,760,489	—	—		8,760,489
Total	$69,570,609	$—	$—		$69,570,609
Liabilities
Other Financial Instruments**	(14,930)	—	—		(14,930)
Total	$(14,930)	$—	$—		$(14,930)
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$20,660,022	$—	$—		$20,660,022
Other Financial Instruments**	22,889	—	—		22,889
Short-Term Investments	5,809,462	—	—		5,809,462
Total	$26,492,373	$—	$—		$26,492,373
Liabilities
Other Financial Instruments**	(3,289)	—	—		(3,289)
Total	$(3,289)	$—	$—		$(3,289)
IQ Australia Small Cap ETF
Assets
Common Stocks*	$16,281,506	$—	$—	***	$16,281,506
Short-Term Investment	1,498,535	—	—		1,498,535
Total	$17,780,041	$—	$—		$17,780,041

75

Notes to Financial Statements (continued)
April 30, 2012

	Level 1	Level 2	Level 3		Total
IQ Canada Small Cap ETF
Assets
Common Stocks*	$31,178,248	$—	$—		$31,178,248
Short-Term Investment	5,656,632	—	—		5,656,632
Total	$36,834,880	$—	$—		$36,834,880
IQ South Korea Small Cap ETF
Assets
Common Stocks*	$7,259,058	$—	$—		$7,259,058
Rights*	—	4,128	—		4,128
Short-Term Investment	527	—	—		527
Total	$7,259,585	$4,128	$—		$7,263,713
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$39,480,700	$—	$—	***	$39,480,700
Short-Term Investment	1,071,961	—	—		1,071,961
Total	$40,552,661	$—	$—		$40,552,661
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$2,595,513	$—	$—		$2,595,513
Warrant†	—	— ‡	—		—
Short-Term Investment	344,122	—	—		344,122
Total	$2,939,635	$—	$—		$2,939,635
IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$32,589,365	$—	$—		$32,589,365
Short-Term Investments	1,395,272	—	—		1,395,272
Total	$33,984,637	$—	$—		$33,984,637
IQ Emerging Markets Mid Cap ETF
Assets
Common Stocks†	$1,621,026	$—	$—		$1,621,026
Right†	—	666	—		666
Other Financial Instruments**	—	29	—		29
Short-Term Investment	8,360	—	—		8,360
Total	$1,629,386	$695	$—		$1,630,081
Liabilities
Other Financial Instruments**	—	(44)	—		(44)
Total	$—	$(44)	$—		$(44)

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are recorded at the net unrealized appreciation (depreciation) on the instrument.
***	Includes Level 3 security valued at $0.
†	Please refer to the Schedule of Investments to view securities segregated by country.
‡	Includes Level 2 security valued at $0.
76

Notes to Financial Statements (continued)
April 30, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method.

IQ Global Agribusiness Small Cap ETF	Common Stock
Balance as of April 30, 2011	$—
Transfer into Level 3(a)	1,790,699
Purchases	90,965
Sales	(453,559)
Realized gain (loss)	(872,098)
Change in unrealized depreciation	(556,007)
Balance as of April 30, 2012	$—
Net change in unrealized appreciation/depreciation from investments
still held as of April 30, 2012 was:	$(549,087)

(a)	Transfers into Level 3 are the results of the unavailability of a quoted price in a active market or the unavailability of other significant observable inputs.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Net investment income and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from commencement of operations through April 30, 2012 are open for examination.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

77

Notes to Financial Statements (continued)
April 30, 2012

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Funds’ investment income, expenses and unrealized and realized gains and losses are allocated daily. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date.

Recent Accounting Pronouncements

In May 2011, the International Accounting Standards Board (“FASB”) and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the Funds’ financial statements.

78

Notes to Financial Statements (continued)
April 30, 2012

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on of the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ South Korea Small Cap ETF	0.79%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ US Real Estate Small Cap ETF	0.69%
IQ Emerging Markets Mid Cap ETF	0.75%

Such fee is accrued daily and paid monthly. On May 19, 2011, the sub-advisory agreement between the Advisor and Esposito Partners, LLC (“Esposito”), pursuant to which Esposito acted as sub-advisor to the IQ Merger Arbitrage ETF, was terminated, and the Advisor assumed day-to-day portfolio management responsibility for the Fund.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board of Trustees of the Trust, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of April 30, 2012, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of

79

Notes to Financial Statements (continued)
April 30, 2012

the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At April 30, 2012, the cost of investments on a tax basis was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$212,327,992	$2,595,006	$90,153	$2,504,853
IQ Hedge Macro Tracker ETF	56,177,873	757,873	26,226	731,647
IQ Real Return ETF	30,694,739	161,110	59,491	101,619
IQ Global Resources ETF	71,202,745	1,237,053	2,977,684	(1,740,631)
IQ Merger Arbitrage ETF	25,708,243	875,368	114,127	761,241
IQ Australia Small Cap ETF	20,107,702	968,319	3,295,979	(2,327,660)
IQ Canada Small Cap ETF	45,563,816	1,021,447	9,750,383	(8,728,936)
IQ South Korea Small Cap ETF	7,830,684	697,816	1,264,787	(566,971)
IQ Global Agribusiness Small Cap ETF	44,193,683	1,625,487	5,266,508	(3,641,021)
IQ Global Oil Small Cap ETF	3,342,190	77,377	479,932	(402,555)
IQ US Real Estate Small Cap ETF	32,191,119	2,265,911	472,393	1,793,518
IQ Emerging Markets Mid Cap ETF	1,851,236	47,392	268,576	(221,184)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2012.

At April 30, 2012, the components of earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$509,353	$(15,307,015)	$2,504,853	$(12,292,809)
IQ Hedge Macro Tracker ETF	126,609	(2,082,246)	731,647	(1,223,990)
IQ Real Return ETF	(11,260)	(99,001)	101,619	(8,642)
IQ Global Resources ETF	507,665	(11,423,174)	(1,738,280)	(12,653,789)
IQ Merger Arbitrage ETF	24,413	(1,628,637)	761,516	(842,708)
IQ Australia Small Cap ETF	254,721	(2,974,341)	(2,327,629)	(5,047,249)
IQ Canada Small Cap ETF	237,082	(7,369,122)	(8,720,332)	(15,852,372)
IQ South Korea Small Cap ETF	—	(2,054,570)	(566,563)	(2,621,133)
IQ Global Agribusiness Small Cap ETF	134,721	(2,516,990)	(3,636,919)	(6,019,188)
IQ Global Oil Small Cap ETF	10,760	(80,835)	(402,342)	(472,417)
IQ US Real Estate Small Cap ETF	154,244	(208,167)	1,793,518	1,739,595
IQ Emerging Markets Mid Cap ETF	75,558	(462,101)	(222,053)	(608,596)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

80

Notes to Financial Statements (continued)

April 30, 2012

At April 30, 2012, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(133,378)	$(6,453,193)	$6,586,571
IQ Hedge Macro Tracker ETF	(11,559)	(848,397)	859,956
IQ Real Return ETF	4,783	(604,937)	600,154
IQ Global Resources ETF	(141,234)	(6,158,240)	6,299,474
IQ Merger Arbitrage ETF	(51,073)	(196,265)	247,338
IQ Australia Small Cap ETF	319,319	(186,274)	(133,045)
IQ Canada Small Cap ETF	276,710	3,009,351	(3,286,061)
IQ South Korea Small Cap ETF	39,233	25,423	(64,656)
IQ Global Agribusiness Small Cap ETF	(44,468)	(1,380,553)	1,425,021
IQ Global Oil Small Cap ETF	(904)	(150,908)	151,812
IQ US Real Estate Small Cap ETF	0	(791,598)	791,598
IQ Emerging Markets Mid Cap ETF	67,178	59,391	(126,569)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses, distribution reclassifications and foreign currency reclassifications.

The tax character of distributions paid during the years ended April 30, 2012 and 2011 were as follows:

	2012		2011
Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
IQ Hedge Multi-Strategy Tracker ETF	$2,465,773	$—	$1,865,556	$—
IQ Hedge Macro Tracker ETF	349,947	—	133,209	—
IQ Real Return ETF	—	70,733	1,985	—
IQ Global Resources ETF	1,183,908	—	414,505	—
IQ Merger Arbitrage ETF	—	—	312,056	—
IQ Australia Small Cap ETF	1,908,146	54,281	438,192	—
IQ Canada Small Cap ETF	400,361	—	468,240	—
IQ South Korea Small Cap ETF	180,575	—	9,440	—
IQ Global Agribusiness Small Cap ETF	331,760	—	—	—
IQ Global Oil Small Cap ETF	12,378	—	—	—
IQ US Real Estate Small Cap ETF	328,571	—	—	—
IQ Emerging Markets Mid Cap ETF	23,390	—	—	—

81

Notes to Financial Statements (continued)
April 30, 2012

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2012, the Funds incurred and elected to defer to May 1, 2012 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Post-October Capital Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$4,376,700
IQ Hedge Macro Tracker ETF	—	1,070,921
IQ Real Return ETF	11,260	20,641
IQ Global Resources ETF	—	3,368,295
IQ Merger Arbitrage ETF	—	157,684
IQ Australia Small Cap ETF	—	1,510,262
IQ Canada Small Cap ETF	—	1,441,889
IQ South Korea Small Cap ETF	—	419,230
IQ Global Agribusiness Small Cap ETF	—	744,384
IQ Global Oil Small Cap ETF	—	40,965
IQ US Real Estate Small Cap ETF	—	190,225
IQ Emerging Markets Mid Cap ETF	—	275,249

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2012, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. For the year ended April 30, 2012, there were no capital loss carryforwards utilized or expired. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018	April 30, 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$4,169,832	$315,512
IQ Hedge Macro Tracker ETF	80,017	531,209	400,099	—
IQ Real Return ETF	—	—	78,360	—
IQ Global Resources ETF	—	—	8,054,879	—
IQ Merger Arbitrage ETF	—	971,183	355,189	144,581
IQ Australia Small Cap ETF	—	—	1,089,836	374,243
IQ Canada Small Cap ETF	—	161,421	5,765,812	—
IQ South Korea Small Cap ETF	—	—	1,635,340	—
IQ Global Agribusiness Small Cap ETF	—	—	1,772,606	—
IQ Global Oil Small Cap ETF	—	—	39,870	—
IQ US Real Estate Small Cap ETF	—	—	17,942	—
IQ Emerging Markets Mid Cap ETF	—	—	186,852	—

82

Notes to Financial Statements (continued)
April 30, 2012

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended April 30, 2012 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$122,300,647	$139,867,718	$172,704,308	$105,531,663
IQ Hedge Macro Tracker ETF	39,087,133	34,822,284	33,378,780	15,770,340
IQ Real Return ETF	12,455,692	12,572,493	36,356,603	22,017,426
IQ Global Resources ETF	113,971,878	111,480,668	71,199,486	74,674,566
IQ Merger Arbitrage ETF	71,254,826	67,376,423	6,707,528	8,746,063
IQ Australia Small Cap ETF	10,327,746	10,041,712	2,437,052	21,609,897
IQ Canada Small Cap ETF	23,019,030	19,651,292	1,623,973	70,873,396
IQ South Korea Small Cap ETF	11,733,072	16,019,323	—	—
IQ Global Agribusiness Small Cap ETF	23,358,402	11,532,996	3,936,652	24,627,147
IQ Global Oil Small Cap ETF	593,678	194,641	4,714,203	2,186,491
IQ US Real Estate Small Cap ETF	3,534,780	1,630,328	39,177,738	10,666,045
IQ Emerging Markets Mid Cap ETF	2,965,311	1,594,316	1,596,249	658,437

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuate making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the period, the IQ Merger Arbitrage ETF and IQ Global Resources ETF utilized futures contracts to effect short exposure to U.S. and international equity returns, while the IQ Hedge Multi-Strategy ETF and IQ Hedge Macro Tracker ETF utilized futures to effect short exposure to U.S. small cap equity returns, international developed and emerging markets equity returns, international currency returns and commodity returns.

The open futures contracts at April 30, 2012 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

83

Notes to Financial Statements (continued)
April 30, 2012

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap declines over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash, or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements. During the period, the IQ Hedge Multi-Strategy Tracker ETF and IQ Emerging Markets Mid Cap ETF utilized swaps to effect short exposure to the real estate asset class, and the IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to the convertible bond asset class and mid-term volatility asset class and the IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to the mid-term volatility asset class, which was consistent with the exposure of both Funds’ underlying indexes. At April 30, 2012, the IQ Hedge Multi-Strategy Tracker ETF posted $5,700,515 as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2012, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At April 30, 2012, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives
	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized appreciation on futures contracts[1]	$193,227	$193,227
IQ Hedge Macro Tracker ETF
Unrealized appreciation on futures contracts[1]	3,760	3,760
IQ Global Resources ETF
Unrealized appreciation on futures contracts[1]	108,495	108,495
IQ Merger Arbitrage ETF
Unrealized appreciation on futures contracts[1]	22,889	22,889
IQ Emerging Markets Mid Cap ETF
Unrealized appreciation on swap transactions	29	29

Liability Derivatives
	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized depreciation on futures contracts[1]	$136,631	$136,631
IQ Hedge Macro Tracker ETF
Unrealized depreciation on futures contracts[1]	13,366	13,366
IQ Global Resources ETF
Unrealized depreciation on futures contracts[1]	14,930	14,930
IQ Merger Arbitrage ETF
Unrealized depreciation on futures contracts[1]	3,289	3,289
IQ Emerging Markets Mid Cap ETF
Unrealized depreciation on swap transactions	44	44

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.
84

Notes to Financial Statements (continued)
April 30, 2012

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2012, were as follows:

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized loss
Futures contracts	$(1,882,294)	$(1,882,294)
Swap transactions	(1,366,601)	(1,366,601)
Total realized loss	$(3,248,895)	$(3,248,895)
Change in Unrealized appreciation (depreciation)
Futures contracts	$230,639	$230,639
IQ Hedge Macro Tracker ETF
Realized loss
Futures contracts	$(15,530)	$(15,530)
Swap transactions	(23,794)	(23,794)
Total realized loss	$(39,324)	$(39,324)
Change in Unrealized appreciation (depreciation)
Futures contracts	$58,791	$58,791
IQ Global Resources ETF
Realized loss
Futures contracts	$(175,358)	$(175,358)
Change in Unrealized appreciation (depreciation)
Futures contracts	$925,613	$925,613
IQ Merger Arbitrage ETF
Realized loss
Futures contracts	$(105,112)	$(105,112)
Change in Unrealized appreciation (depreciation)
Futures contracts	$328,605	$328,605
IQ Emerging Markets Mid Cap ETF
Realized loss
Swap transactions	$(47,076)	$(47,076)
Change in Unrealized depreciation (depreciation)
Swap transactions	$(15)	$(15)

For the year ended April 30, 2012, the monthly average volume of the derivatives held by the Funds were as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Hedge Multi-Strategy Tracker ETF	(199)	$(12,004,771)
IQ Hedge Macro Tracker ETF	(26)	(2,045,867)
IQ Global Resources ETF	(197)	(13,928,185)
IQ Merger Arbitrage ETF	(47)	(3,341,646)

Fund	Notional Amount of Swap Contracts
IQ Hedge Multi-Strategy Tracker ETF	$2,017,291
IQ Hedge Macro Tracker ETF	1,436,169	[1]
IQ Emerging Markets Mid Cap ETF	71,764

1	IQ Hedge Macro Tracker ETF utilized swaps during the last month of the fiscal year only.
85

Notes to Financial Statements (continued)
April 30, 2012

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The underlying Indexes have limited historical performance data that is not predictive of future results. In addition, the underlying Indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk***

Certain of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ US Real Estate Small Cap ETF.
***	Applies to IQ Global Oil Small Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

86

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of IndexIQ ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IndexIQ ETF Trust (comprising, respectively, IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ US Real Estate Small Cap ETF and IQ Emerging Markets Mid Cap ETF) (collectively, the “Funds”) as of April 30, 2012, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the IndexIQ ETF Trust at April 30, 2012, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

87

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2012 taxed at a maximum rate of 15% is as follows:

IQ Hedge Multi-Strategy Tracker ETF	33.58%
IQ Hedge Macro Tracker ETF	31.94%
IQ Real Return ETF	0.00%
IQ Global Resources ETF	45.45%
IQ Merger Arbitrage ETF	0.00%
IQ Australia Small Cap ETF	29.63%
IQ Canada Small Cap ETF	47.95%
IQ South Korea Small Cap ETF	28.27%
IQ Global Agribusiness Small Cap Equity ETF	81.38%
IQ Global Oil Small Cap ETF	100.00%
IQ US Real Estate Small Cap ETF	0.00%
IQ Emerging Markets Mid Cap ETF	16.68%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2012 that qualifies for the dividends received deduction is as follows:

IQ Hedge Multi-Strategy Tracker ETF	25.93%
IQ Hedge Macro Tracker ETF	0.00%
IQ Real Return ETF	0.00%
IQ Global Resources ETF	20.51%
IQ Merger Arbitrage ETF	0.00%
IQ Australia Small Cap ETF	0.00%
IQ Canada Small Cap ETF	0.00%
IQ South Korea Small Cap ETF	0.00%
IQ Global Agribusiness Small Cap Equity ETF	16.99%
IQ Global Oil Small Cap ETF	44.27%
IQ US Real Estate Small Cap ETF	0.00%
IQ Emerging Markets Mid Cap ETF	0.00%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended April 30, 2012, are as follows:

	Foreign Taxes	Income
	Per Share	Per Share
IQ Hedge Multi-Strategy Tracker ETF	—	—
IQ Hedge Macro Tracker ETF	—	—
IQ Real Return ETF	—	—
IQ Global Resources ETF	0.0372	0.4501
IQ Merger Arbitrage ETF	—	—
IQ Australia Small Cap ETF	0.0132	1.0691
IQ Canada Small Cap ETF	0.0913	0.6088
IQ South Korea Small Cap ETF	0.0594	0.3588
IQ Global Agribusiness Small Cap Equity ETF	0.0388	0.4252
IQ Global Oil Small Cap ETF	0.0271	0.1937
IQ US Real Estate Small Cap ETF	—	—
IQ Emerging Markets Mid Cap ETF	0.0848	0.4948

In January 2013, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2012.

88

Board Review of Investment Advisory Agreement (unaudited)

At the March 13, 2012 meeting of the Board of Trustees (the “Board”) of IndexIQ ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved IndexIQ Advisors LLC (“IndexIQ”) to continue to serve as investment adviser to the Fund and approved the continuation of the investment advisory agreement between IndexIQ and the Trust with respect to the Fund (the “Investment Advisory Agreement”), upon the same terms and conditions set forth therein, for the period February 2, 2012 until February 2, 2013. In connection with considering approval of the Investment Advisory Agreement, the Independent Trustees met in executive session with counsel to the Trust, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreement, the Independent Trustees reviewed the materials provided for the Meeting by IndexIQ, including: (i) a copy of the Investment Advisory Agreement with IndexIQ; (ii) information describing the nature, quality, and extent of the services that IndexIQ provides to the Funds, and the fees that IndexIQ receives from the Funds; (iii) information concerning business and operations, compliance program and portfolio management team of IndexIQ; (iv) a copy of the current Form ADV for IndexIQ; and (v) memoranda from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including the Independent Trustees, in considering advisory arrangements under the 1940 Act. The independent Trustees also considered the information presented at Board meetings throughout the year. In addition, the Independent Trustees received data comparing the advisory fees, expenses and performance of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies.

During their review of this information, the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services provided to the Funds; (2) the personnel and operations of IndexIQ; (3) the investment performance of each Fund; (4) IndexIQ’s financial condition and profitability; (5) potential “fall-out” benefits to IndexIQ and its affiliates (i.e., ancillary benefits that may be realized by IndexIQ and its affiliates from IndexIQ’s relationship with the Funds); and (6) possible conflicts of interest.

In particular, the Board considered and discussed the following with respect to each Fund:

(a)	The nature, extent, and quality of services provided to the Funds by IndexIQ. The Board reviewed the services that IndexIQ provides to the Funds. The Board noted the responsibilities that IndexIQ has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, daily monitoring of tracking error and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the experience, resources, and strengths of IndexIQ in managing the Operating Funds, the IndexIQ Trust’s mutual fund, as well as separately managed accounts. Based on their consideration and review of the foregoing information, the Board determined that the Funds were likely to continue to benefit from the nature, quality, and extent of these services, as well as IndexIQ’s ability to render such services based on its experience, operations, and resources.

(b)	Comparison of services provided and fees charged by IndexIQ and other investment advisers to similar clients, and the cost of the services provided and profits realized by IndexIQ from its relationship with the Funds. The Board then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each such Fund’s peer group.

After comparing each Fund’s fees with those of other ETFs in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by IndexIQ and the costs incurred by IndexIQ in rendering those services, the Board concluded that the level of fees paid to IndexIQ with respect to each Fund were fair and reasonable.

(c)	IndexIQ’s profitability and the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board discussed with IndexIQ the costs and profitability of IndexIQ in connection with its serving as investment adviser to each Fund, including operational costs.
89

Board Review of Investment Advisory Agreement (unaudited) (continued)

(d)	Investment performance of IndexIQ. The Board considered the investment performance of the Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of IndexIQ in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the average of the respective Fund’s peer group.

The Board also received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the NAV of the Funds, and by how much, measured in basis points.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by IndexIQ to the Funds, as well as the costs incurred and benefits gained by IndexIQ in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by investment advisers to other comparable ETFs of similar size. As a result, the Board determined that the continuation of the Investment Advisory Agreement with IndexIQ was in the best interests of each Fund and its shareholders.

90

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust's Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005 to 2006); Interim Dean, McDonough School of Business, Georgetown University (2004 to 2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003 to present).	21	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to present); Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007).	21	None

Interested Trustees[5]
Adam S. Patti 1970	Chairman and Trustee	Since November 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present);	21	None

	President and Principal Executive Officer	Since July 2008	Chief Executive Officer, IndexIQ. (2006 to present); Associate Publisher, Time Inc. (2006).

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present);

	Executive Vice President	Since June 2011	Executive Vice President, IndexIQ (2006 to present); Vice President, Groton Partners LLC (2005 to 2006).

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a "fund complex" as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
91

ANNUAL REPORT | APRIL 30, 2012

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ South Korea Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ US Real Estate Small Cap ETF
IQ Emerging Markets Mid Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not Applicable

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

e). Not Applicable

f). Attached

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Reena Aggarwal. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2012: $185,000

2011: $165,000

b). Audit-Related Fees: the aggregate fees billed in each of the previous last two fiscal years for assurance and related services by the principal accountant that are principally related to the

Registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2012: $0

2011: $0

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2012: $53,200

2011: $47,600

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2012: $0

2011: $0

e) Audit Committee Pre-Approval Policies and Procedures.

               (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

               (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period ended April 30, 2012 were as follows:

2012: $53,200

2011: $47,600

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal and Gene Chao.

(b) Not applicable.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b)	There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: July 6, 2012

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: July 6, 2012